Vanguard® Long-Term Investment-Grade Fund
Schedule of Investments (unaudited)
As of April 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (5.8%)
U.S. Government Securities (5.2%)
	United States Treasury Note/Bond	3.750%	4/15/26	1,995	1,947
	United States Treasury Note/Bond	1.250%	4/30/28	1,950	1,701
	United States Treasury Note/Bond	1.250%	6/30/28	2,757	2,393
	United States Treasury Note/Bond	3.875%	8/15/33	10,952	10,285
	United States Treasury Note/Bond	4.500%	11/15/33	20,086	19,797
	United States Treasury Note/Bond	4.000%	2/15/34	19,926	18,871
	United States Treasury Note/Bond	4.500%	5/15/38	11,306	11,076
	United States Treasury Note/Bond	4.250%	5/15/39	52,131	49,313
	United States Treasury Note/Bond	4.375%	11/15/39	39,543	37,788
	United States Treasury Note/Bond	4.625%	2/15/40	21,908	21,511
[1]	United States Treasury Note/Bond	1.125%	8/15/40	15,590	9,081
[2]	United States Treasury Note/Bond	4.750%	2/15/41	65,896	65,330
	United States Treasury Note/Bond	4.375%	5/15/41	35,827	33,879
	United States Treasury Note/Bond	2.000%	11/15/41	16,505	10,898
	United States Treasury Note/Bond	3.000%	5/15/42	9,322	7,200
[1]	United States Treasury Note/Bond	3.250%	5/15/42	32,509	26,109
	United States Treasury Note/Bond	3.375%	8/15/42	8,551	6,976
	United States Treasury Note/Bond	2.750%	11/15/42	20,070	14,792
	United States Treasury Note/Bond	3.875%	2/15/43	7,705	6,732
	United States Treasury Note/Bond	3.875%	5/15/43	45,464	39,653
	United States Treasury Note/Bond	3.625%	8/15/43	17,003	14,256
	United States Treasury Note/Bond	4.375%	8/15/43	52,377	48,923
	United States Treasury Note/Bond	4.750%	11/15/43	7,250	7,112
	United States Treasury Note/Bond	4.500%	2/15/44	30,825	29,264
	United States Treasury Note/Bond	3.125%	8/15/44	5,000	3,851
	United States Treasury Note/Bond	2.500%	2/15/45	11,350	7,785
	United States Treasury Note/Bond	3.000%	5/15/45	77,415	57,964
	United States Treasury Note/Bond	2.500%	2/15/46	28,700	19,453
	United States Treasury Note/Bond	2.250%	8/15/46	34,180	21,875
	United States Treasury Note/Bond	3.000%	5/15/47	4,085	3,008
	United States Treasury Note/Bond	3.000%	2/15/48	4,025	2,950
	United States Treasury Note/Bond	3.375%	11/15/48	10,673	8,355
	United States Treasury Note/Bond	3.000%	2/15/49	9,793	7,141
	United States Treasury Note/Bond	2.375%	11/15/49	1,700	1,084
	United States Treasury Note/Bond	1.625%	11/15/50	8,500	4,441
	United States Treasury Note/Bond	2.375%	5/15/51	15,000	9,464
[1]	United States Treasury Note/Bond	2.000%	8/15/51	16,483	9,462
	United States Treasury Note/Bond	1.875%	11/15/51	14,142	7,842
[2]	United States Treasury Note/Bond	2.250%	2/15/52	10,333	6,302
	United States Treasury Note/Bond	2.875%	5/15/52	8,918	6,276
	United States Treasury Note/Bond	3.000%	8/15/52	8,946	6,461
	United States Treasury Note/Bond	4.000%	11/15/52	4,012	3,516

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	3.625%	2/15/53	18,581	15,181
	United States Treasury Note/Bond	3.625%	5/15/53	15,474	12,648
	United States Treasury Note/Bond	4.125%	8/15/53	10,326	9,247
	United States Treasury Note/Bond	4.750%	11/15/53	39,489	39,279
	United States Treasury Note/Bond	4.250%	2/15/54	9,780	8,955
	United States Treasury Strip Principal	0.000%	2/15/48	15,000	4,741
					772,168
Agency Bonds and Notes (0.3%)
	Tennessee Valley Authority	5.250%	9/15/39	33,800	33,966
	Tennessee Valley Authority	4.250%	9/15/65	10,000	8,126
					42,092
Conventional Mortgage-Backed Securities (0.3%)
[3,4]	UMBS Pool	2.320%	4/1/36	37,423	28,030
[3,4]	UMBS Pool	2.120%	10/1/36	23,000	16,622
					44,652
Total U.S. Government and Agency Obligations (Cost $924,804)					858,912
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1521	2.184%	8/25/36	21,675	15,701
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1522	2.361%	10/25/36	29,170	21,550
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $52,147)					37,251
Corporate Bonds (80.1%)
Communications (4.6%)
	America Movil SAB de CV	4.375%	4/22/49	34,805	28,258
	AT&T Inc.	3.500%	6/1/41	15,700	11,654
	AT&T Inc.	4.650%	6/1/44	1,520	1,263
	AT&T Inc.	3.650%	6/1/51	13,690	9,425
	AT&T Inc.	3.500%	9/15/53	11,890	7,829
	AT&T Inc.	3.800%	12/1/57	3,697	2,499
	Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/54	5,240	4,921
[5]	CK Hutchison Group Telecom Finance SA	2.625%	10/17/34	500	443
	Comcast Corp.	5.650%	6/15/35	6,492	6,489
	Comcast Corp.	6.500%	11/15/35	4,320	4,613
	Comcast Corp.	3.900%	3/1/38	15,335	12,708
	Comcast Corp.	4.600%	10/15/38	7,024	6,245
	Comcast Corp.	3.250%	11/1/39	5,540	4,107
	Comcast Corp.	3.750%	4/1/40	12,100	9,587
	Comcast Corp.	4.500%	1/15/43	1,184	985
	Comcast Corp.	4.750%	3/1/44	5,045	4,418
	Comcast Corp.	3.400%	7/15/46	14,755	10,340
	Comcast Corp.	4.000%	8/15/47	18,875	14,408
	Comcast Corp.	3.969%	11/1/47	80,688	61,089
	Comcast Corp.	4.700%	10/15/48	6,335	5,449
	Comcast Corp.	3.999%	11/1/49	30,176	22,785
	Comcast Corp.	3.450%	2/1/50	8,500	5,832
	Comcast Corp.	2.887%	11/1/51	48,403	29,248
	Comcast Corp.	2.450%	8/15/52	2,000	1,088
	Comcast Corp.	4.049%	11/1/52	3,837	2,887
	Comcast Corp.	5.350%	5/15/53	26,410	24,604
	Comcast Corp.	2.937%	11/1/56	122,325	71,281
	Comcast Corp.	4.950%	10/15/58	1,266	1,102
	Comcast Corp.	2.650%	8/15/62	3,000	1,570
	Comcast Corp.	2.987%	11/1/63	112,190	63,913
	Comcast Corp.	5.500%	5/15/64	10,950	10,203

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Cox Communications Inc.	5.800%	12/15/53	2,400	2,233
[6]	Deutsche Telekom AG	3.625%	1/21/50	3,180	2,249
	Discovery Communications LLC	4.650%	5/15/50	1,820	1,314
	Discovery Communications LLC	4.000%	9/15/55	1,525	954
[6]	DISH Network Corp.	11.750%	11/15/27	190	192
[7]	Koninklijke KPN NV	3.875%	2/16/36	200	209
[6]	Level 3 Financing Inc.	4.625%	9/15/27	98	57
[6]	Level 3 Financing Inc.	3.875%	11/15/29	45	16
	Meta Platforms Inc.	4.450%	8/15/52	8,000	6,649
	Meta Platforms Inc.	5.600%	5/15/53	72,735	72,010
	Meta Platforms Inc.	5.750%	5/15/63	29,380	29,267
	NBCUniversal Media LLC	4.450%	1/15/43	8,827	7,412
	Orange SA	5.375%	1/13/42	1,000	941
[7]	T Mobile USA Inc.	3.850%	5/8/36	300	318
	Telefonica Emisiones SA	4.665%	3/6/38	950	822
	Telefonica Emisiones SA	5.213%	3/8/47	2,000	1,730
	Time Warner Cable LLC	7.300%	7/1/38	1,390	1,348
	T-Mobile USA Inc.	3.000%	2/15/41	2,000	1,399
	T-Mobile USA Inc.	5.500%	1/15/55	3,725	3,499
	TWDC Enterprises 18 Corp.	3.000%	7/30/46	5,837	3,836
	Verizon Communications Inc.	3.400%	3/22/41	5,528	4,115
	Verizon Communications Inc.	4.862%	8/21/46	2,280	2,013
	Verizon Communications Inc.	5.500%	2/23/54	1,580	1,502
	Vodafone Group plc	5.625%	2/10/53	3,205	2,998
[7]	Vodafone International Financing DAC	4.000%	2/10/43	200	209
	Walt Disney Co.	6.200%	12/15/34	3,326	3,544
	Walt Disney Co.	6.400%	12/15/35	2,218	2,379
	Walt Disney Co.	6.650%	11/15/37	2,710	2,983
	Walt Disney Co.	3.500%	5/13/40	48,715	37,935
	Walt Disney Co.	4.750%	9/15/44	10,464	9,274
	Walt Disney Co.	2.750%	9/1/49	58,270	35,971
	Walt Disney Co.	3.600%	1/13/51	2,995	2,171
	Warnermedia Holdings Inc.	5.050%	3/15/42	2,450	1,964
	Warnermedia Holdings Inc.	5.391%	3/15/62	1,130	865
					685,621
Consumer Discretionary (4.5%)
	Alibaba Group Holding Ltd.	4.000%	12/6/37	21,010	17,470
	Alibaba Group Holding Ltd.	4.200%	12/6/47	14,873	11,552
	Alibaba Group Holding Ltd.	4.400%	12/6/57	8,530	6,586
	Amazon.com Inc.	4.050%	8/22/47	67,075	54,786
	Amazon.com Inc.	2.500%	6/3/50	28,720	17,028
	Amazon.com Inc.	3.100%	5/12/51	22,740	15,191
	Amazon.com Inc.	4.250%	8/22/57	42,417	34,483
	Amazon.com Inc.	2.700%	6/3/60	18,830	10,796
	Amazon.com Inc.	3.250%	5/12/61	28,475	18,531
	Amazon.com Inc.	4.100%	4/13/62	33,035	25,839
[3]	American University	3.672%	4/1/49	2,563	1,953
	Brown University	2.924%	9/1/50	1,600	1,037
	California Institute of Technology	3.650%	9/1/19	4,242	2,727
	Case Western Reserve University	5.405%	6/1/22	1,893	1,742
[3]	Duke University	2.682%	10/1/44	3,100	2,155
[3]	Duke University	2.832%	10/1/55	10,635	6,633
[6]	ERAC USA Finance LLC	5.200%	10/30/34	7,080	6,825
[6]	ERAC USA Finance LLC	7.000%	10/15/37	2,850	3,120
	Ford Foundation	2.815%	6/1/70	1,950	1,092
	Ford Motor Co.	9.625%	4/22/30	10	11
	General Motors Co.	5.150%	4/1/38	1,000	899
	General Motors Co.	5.200%	4/1/45	1,500	1,284

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Motors Co.	5.400%	4/1/48	1,000	873
	General Motors Co.	5.950%	4/1/49	2,000	1,880
	George Washington University	4.300%	9/15/44	2,890	2,445
	Georgetown University	4.315%	4/1/49	7,515	6,273
	Georgetown University	2.943%	4/1/50	18,790	12,212
	Home Depot Inc.	5.875%	12/16/36	2,595	2,690
	Home Depot Inc.	3.300%	4/15/40	1,000	760
	Home Depot Inc.	5.400%	9/15/40	947	925
	Home Depot Inc.	5.950%	4/1/41	18,480	19,125
	Home Depot Inc.	4.875%	2/15/44	45,115	40,794
	Home Depot Inc.	4.400%	3/15/45	12,900	10,904
	Home Depot Inc.	4.250%	4/1/46	21,515	17,682
	Home Depot Inc.	3.900%	6/15/47	31,240	24,157
	Home Depot Inc.	4.500%	12/6/48	2,320	1,962
	Home Depot Inc.	3.125%	12/15/49	1,450	960
	Home Depot Inc.	3.350%	4/15/50	4,030	2,780
	Home Depot Inc.	2.375%	3/15/51	500	279
	Home Depot Inc.	2.750%	9/15/51	23,930	14,458
	Home Depot Inc.	3.625%	4/15/52	3,120	2,256
	Home Depot Inc.	3.500%	9/15/56	947	654
	Indiana University Foundation Inc.	2.820%	10/1/51	6,000	3,740
[3]	Johns Hopkins University	2.813%	1/1/60	2,000	1,243
	Leland Stanford Junior University	3.647%	5/1/48	16,833	13,347
	Leland Stanford Junior University	2.413%	6/1/50	1,600	966
	Lowe's Cos. Inc.	4.250%	4/1/52	1,525	1,179
[3]	Massachusetts Institute of Technology	3.959%	7/1/38	24,140	21,241
	Massachusetts Institute of Technology	2.989%	7/1/50	1,600	1,089
	Massachusetts Institute of Technology	3.067%	4/1/52	1,600	1,095
	Massachusetts Institute of Technology	5.600%	7/1/11	1,920	1,947
	Massachusetts Institute of Technology	4.678%	7/1/14	1,305	1,101
[7]	McDonald's Corp.	4.125%	11/28/35	400	432
	McDonald's Corp.	3.625%	9/1/49	4,400	3,145
	McDonald's Corp.	5.450%	8/14/53	24,590	23,431
	NIKE Inc.	3.625%	5/1/43	10,604	8,223
	NIKE Inc.	3.375%	11/1/46	19,180	13,721
[3]	Northeastern University	2.894%	10/1/50	17,647	11,631
[6]	President and Fellows of Harvard College	6.500%	1/15/39	3,709	4,168
	President and Fellows of Harvard College	4.875%	10/15/40	750	710
	President and Fellows of Harvard College	3.150%	7/15/46	17,450	12,541
	President and Fellows of Harvard College	3.745%	11/15/52	21,590	16,832
[7]	Robert Bosch GmbH	4.375%	6/2/43	300	326
	Rockefeller Foundation	2.492%	10/1/50	38,532	23,192
	Thomas Jefferson University	3.847%	11/1/57	17,300	12,203
	Trustees of Princeton University	2.516%	7/1/50	3,040	1,910
	Trustees of Princeton University	4.201%	3/1/52	10,598	8,982
[3]	University of Chicago	2.761%	4/1/45	11,735	8,789
[3]	University of Chicago	2.547%	4/1/50	10,000	6,423
	University of Chicago	3.000%	10/1/52	5,695	3,855
[3]	University of Southern California	3.028%	10/1/39	2,500	1,934
	University of Southern California	4.976%	10/1/53	17,610	16,629
[7]	Volkswagen International Finance NV	1.500%	1/21/41	100	72
	Washington University	3.524%	4/15/54	2,300	1,692
	Washington University	4.349%	4/15/22	1,830	1,399
[6]	WK Kellogg Foundation Trust	2.443%	10/1/50	42,390	24,853
	Yale University	2.402%	4/15/50	19,845	11,950
					671,800
Consumer Staples (5.3%)
	Altria Group Inc.	4.450%	5/6/50	1,130	852

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	23,950	22,298
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	193,945	174,714
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	2,000	1,734
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	5,500	4,869
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	12,383	15,402
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	6,000	5,893
	Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	6,588	5,678
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	3,800	3,487
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	10,831	9,345
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	7,025	5,889
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	72,770	71,682
	Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	2,685	2,308
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	14,975	12,911
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	3,805	3,865
	Archer-Daniels-Midland Co.	4.500%	3/15/49	18,749	15,411
	Archer-Daniels-Midland Co.	2.700%	9/15/51	17,350	10,360
[6]	Bacardi Ltd. / Bacardi-Martini BV	5.900%	6/15/43	12,715	12,138
	BAT Capital Corp.	4.390%	8/15/37	1,375	1,128
	BAT Capital Corp.	7.079%	8/2/43	1,800	1,868
	BAT Capital Corp.	4.540%	8/15/47	3,535	2,640
	BAT Capital Corp.	4.758%	9/6/49	5,915	4,553
	BAT Capital Corp.	7.081%	8/2/53	2,190	2,294
[5]	BAT International Finance plc	2.250%	9/9/52	300	166
[6]	Cargill Inc.	4.760%	11/23/45	20,000	17,433
[6]	Cargill Inc.	3.125%	5/25/51	13,715	8,911
[6]	Cargill Inc.	4.375%	4/22/52	6,210	5,094
	Coca-Cola Co.	2.875%	5/5/41	10,925	7,818
	Coca-Cola Co.	2.600%	6/1/50	30,500	18,562
	Coca-Cola Co.	3.000%	3/5/51	37,160	24,634
	Coca-Cola Co.	2.500%	3/15/51	17,750	10,475
	Estee Lauder Cos. Inc.	5.150%	5/15/53	1,820	1,683
	Hershey Co.	3.125%	11/15/49	20,500	13,799
	J M Smucker Co.	6.500%	11/15/43	1,455	1,511
	J M Smucker Co.	6.500%	11/15/53	2,555	2,683
[6]	JBS USA LUX SA / JBS USA Food Co. / JBS Luxembourg Sarl	7.250%	11/15/53	2,300	2,365
	Kenvue Inc.	5.100%	3/22/43	12,905	12,173
	Kenvue Inc.	5.050%	3/22/53	19,020	17,547
	Kenvue Inc.	5.200%	3/22/63	13,235	12,228
	Keurig Dr Pepper Inc.	4.500%	11/15/45	1,000	829
	Kimberly-Clark Corp.	3.200%	7/30/46	14,400	9,976
	Kraft Heinz Foods Co.	4.875%	10/1/49	2,150	1,845
[6]	Nestle Capital Corp.	5.100%	3/12/54	36,620	34,195
[7]	Nestle Finance International Ltd.	3.750%	11/14/35	500	545
[6]	Nestle Holdings Inc.	4.000%	9/24/48	22,130	17,535
	PepsiCo Inc.	2.750%	10/21/51	13,335	8,249
	PepsiCo Inc.	4.650%	2/15/53	44,960	39,814
	Philip Morris International Inc.	6.375%	5/16/38	14,871	15,637
[7]	Philip Morris International Inc.	1.450%	8/1/39	600	423
	Philip Morris International Inc.	4.375%	11/15/41	4,890	4,036
	Philip Morris International Inc.	3.875%	8/21/42	6,750	5,154
	Philip Morris International Inc.	4.125%	3/4/43	30,475	24,032
	Philip Morris International Inc.	4.875%	11/15/43	9,345	8,122
	Philip Morris International Inc.	4.250%	11/10/44	4,290	3,403
[6]	SC Johnson & Son Inc.	4.000%	5/15/43	28,110	21,614
	Target Corp.	3.900%	11/15/47	2,000	1,543

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Target Corp.	2.950%	1/15/52	23,895	15,138
	Target Corp.	4.800%	1/15/53	2,370	2,114
	Unilever Capital Corp.	2.625%	8/12/51	2,000	1,233
	Walmart Inc.	3.625%	12/15/47	7,380	5,671
	Walmart Inc.	4.500%	4/15/53	17,530	15,263
					784,772
Energy (6.2%)
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	4.080%	12/15/47	2,500	1,948
	BP Capital Markets America Inc.	3.060%	6/17/41	25,555	18,358
	BP Capital Markets America Inc.	3.000%	2/24/50	21,760	13,952
	BP Capital Markets America Inc.	2.772%	11/10/50	37,140	22,503
	BP Capital Markets America Inc.	2.939%	6/4/51	64,545	40,417
	BP Capital Markets America Inc.	3.001%	3/17/52	32,280	20,412
	BP Capital Markets America Inc.	3.379%	2/8/61	41,895	27,128
[7]	BP Capital Markets BV	1.467%	9/21/41	300	217
	Burlington Resources LLC	5.950%	10/15/36	2,000	2,052
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	968	766
	Chevron Corp.	3.078%	5/11/50	19,305	12,867
[6]	Columbia Pipelines Operating Co. LLC	6.544%	11/15/53	12,945	13,348
	ConocoPhillips Co.	3.758%	3/15/42	7,900	6,171
	ConocoPhillips Co.	4.300%	11/15/44	9,348	7,776
	ConocoPhillips Co.	5.950%	3/15/46	1,000	1,017
	ConocoPhillips Co.	3.800%	3/15/52	41,665	30,633
	ConocoPhillips Co.	5.300%	5/15/53	22,090	20,711
	ConocoPhillips Co.	5.550%	3/15/54	16,680	16,164
	ConocoPhillips Co.	4.025%	3/15/62	38,575	28,412
	ConocoPhillips Co.	5.700%	9/15/63	12,740	12,495
[6]	DCP Midstream Operating LP	6.750%	9/15/37	6,085	6,358
	DCP Midstream Operating LP	5.600%	4/1/44	2,270	2,127
	Diamondback Energy Inc.	5.750%	4/18/54	7,755	7,402
	Diamondback Energy Inc.	5.900%	4/18/64	7,455	7,093
[6]	EIG Pearl Holdings Sarl	4.387%	11/30/46	15,940	11,950
	Enbridge Inc.	6.700%	11/15/53	15,840	16,952
	Enbridge Inc.	5.950%	4/5/54	4,170	4,042
	Energy Transfer LP	5.300%	4/15/47	3,056	2,639
	Energy Transfer LP	5.000%	5/15/50	3,000	2,490
	Energy Transfer LP	5.950%	5/15/54	2,835	2,672
	Enterprise Products Operating LLC	4.850%	1/31/34	6,170	5,887
	Enterprise Products Operating LLC	5.100%	2/15/45	5,695	5,159
	Enterprise Products Operating LLC	4.900%	5/15/46	3,375	2,979
	Enterprise Products Operating LLC	4.200%	1/31/50	22,265	17,608
	Enterprise Products Operating LLC	3.700%	1/31/51	2,305	1,659
	Enterprise Products Operating LLC	3.200%	2/15/52	4,000	2,600
	Enterprise Products Operating LLC	3.300%	2/15/53	1,800	1,190
	Enterprise Products Operating LLC	4.950%	10/15/54	1,500	1,306
	Enterprise Products Operating LLC	3.950%	1/31/60	17,110	12,288
	EOG Resources Inc.	3.900%	4/1/35	1,650	1,451
	EOG Resources Inc.	4.950%	4/15/50	23,160	20,936
	Equinor ASA	3.625%	4/6/40	19,225	15,294
	Equinor ASA	4.250%	11/23/41	1,944	1,656
	Equinor ASA	3.950%	5/15/43	35,350	28,550
	Equinor ASA	3.250%	11/18/49	18,640	12,746
	Equinor ASA	3.700%	4/6/50	19,800	14,649
	Exxon Mobil Corp.	2.995%	8/16/39	5,178	3,843
	Exxon Mobil Corp.	4.227%	3/19/40	5,000	4,344
	Exxon Mobil Corp.	4.114%	3/1/46	23,530	19,164
	Exxon Mobil Corp.	3.095%	8/16/49	14,590	9,716

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Exxon Mobil Corp.	4.327%	3/19/50	55,042	45,737
	Exxon Mobil Corp.	3.452%	4/15/51	3,550	2,511
[6]	Galaxy Pipeline Assets Bidco Ltd.	2.940%	9/30/40	21,690	16,623
[3,6]	Greensaif Pipelines Bidco Sarl	6.129%	2/23/38	7,850	7,749
[3,6]	Greensaif Pipelines Bidco Sarl	6.510%	2/23/42	21,035	21,131
	Halliburton Co.	4.500%	11/15/41	960	812
	Halliburton Co.	5.000%	11/15/45	4,580	4,095
	Hess Corp.	5.800%	4/1/47	10,867	10,625
[6]	Northern Natural Gas Co.	5.625%	2/1/54	6,750	6,471
	Occidental Petroleum Corp.	4.400%	4/15/46	2,290	1,769
	Ovintiv Inc.	6.500%	2/1/38	891	892
	Petroleos del Peru SA	5.625%	6/19/47	2,075	1,265
	Petroleos Mexicanos	6.500%	6/2/41	711	470
	Petroleos Mexicanos	6.375%	1/23/45	77	48
	Petroleos Mexicanos	6.750%	9/21/47	397	253
	Petroleos Mexicanos	6.950%	1/28/60	912	580
	Phillips 66 Co.	5.650%	6/15/54	1,855	1,771
	Shell International Finance BV	4.125%	5/11/35	8,890	7,991
	Shell International Finance BV	6.375%	12/15/38	4,211	4,550
	Shell International Finance BV	2.875%	11/26/41	15,345	10,760
	Shell International Finance BV	3.625%	8/21/42	1,000	776
	Shell International Finance BV	4.550%	8/12/43	15,195	13,268
	Shell International Finance BV	4.375%	5/11/45	42,595	35,720
	Shell International Finance BV	4.000%	5/10/46	37,137	29,297
	Shell International Finance BV	3.750%	9/12/46	63,375	48,120
	Shell International Finance BV	3.125%	11/7/49	5,000	3,318
	Shell International Finance BV	3.250%	4/6/50	16,730	11,348
	Shell International Finance BV	3.000%	11/26/51	33,789	21,470
	Suncor Energy Inc.	6.500%	6/15/38	656	673
	Suncor Energy Inc.	3.750%	3/4/51	325	226
	Targa Resources Corp.	6.500%	2/15/53	4,565	4,681
	TotalEnergies Capital International SA	2.986%	6/29/41	28,045	20,002
	TotalEnergies Capital International SA	3.461%	7/12/49	500	355
	TotalEnergies Capital International SA	3.127%	5/29/50	28,725	19,189
	TotalEnergies Capital SA	5.488%	4/5/54	13,045	12,691
	TotalEnergies Capital SA	5.638%	4/5/64	6,670	6,533
	TransCanada PipeLines Ltd.	6.100%	6/1/40	1,798	1,768
					919,635
Financials (16.3%)
	ACE Capital Trust II	9.700%	4/1/30	3,745	4,366
	Aflac Inc.	4.000%	10/15/46	900	685
	Aflac Inc.	4.750%	1/15/49	800	692
	Allstate Corp.	4.200%	12/15/46	12,485	9,754
	Allstate Corp.	3.850%	8/10/49	1,956	1,438
	Aon North America Inc.	5.750%	3/1/54	34,585	33,432
	Athene Holding Ltd.	6.250%	4/1/54	3,925	3,819
[5]	Aviva plc	6.875%	5/20/58	200	251
	Bank of America Corp.	5.468%	1/23/35	24,465	23,781
	Bank of America Corp.	6.110%	1/29/37	3,957	4,028
	Bank of America Corp.	4.244%	4/24/38	68,876	59,275
	Bank of America Corp.	7.750%	5/14/38	2,300	2,685
	Bank of America Corp.	4.078%	4/23/40	23,960	19,747
	Bank of America Corp.	2.676%	6/19/41	64,163	43,382
	Bank of America Corp.	5.875%	2/7/42	4,000	4,090
	Bank of America Corp.	3.311%	4/22/42	57,690	42,380
	Bank of America Corp.	5.000%	1/21/44	2,560	2,353
	Bank of America Corp.	4.443%	1/20/48	28,155	23,159
	Bank of America Corp.	3.946%	1/23/49	64,760	49,789

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of America Corp.	4.330%	3/15/50	24,571	19,840
	Bank of America Corp.	4.083%	3/20/51	34,765	26,907
	Bank of America Corp.	2.831%	10/24/51	22,445	13,644
	Bank of America Corp.	3.483%	3/13/52	1,000	696
	Bank of America Corp.	2.972%	7/21/52	3,500	2,201
	Bank of New York Mellon Corp.	6.474%	10/25/34	27,275	28,779
	Barclays plc	6.036%	3/12/55	12,130	12,037
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	2,000	1,735
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	4,000	3,324
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	10,100	8,502
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	3,000	1,889
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	8,900	6,740
	BlackRock Funding Inc.	5.250%	3/14/54	24,110	22,799
	BNP Paribas SA	5.894%	12/5/34	15,935	16,101
[7]	BPCE SA	3.875%	1/25/36	600	638
	Capital One Financial Corp.	6.051%	2/1/35	7,505	7,381
	Chubb INA Holdings Inc.	5.000%	3/15/34	2,415	2,340
	Chubb INA Holdings Inc.	4.150%	3/13/43	1,500	1,244
	Chubb INA Holdings Inc.	4.350%	11/3/45	22,075	18,474
	Chubb INA Holdings Inc.	3.050%	12/15/61	7,235	4,474
	Citigroup Inc.	3.878%	1/24/39	63,980	52,275
	Citigroup Inc.	8.125%	7/15/39	2,000	2,444
	Citigroup Inc.	5.316%	3/26/41	10,000	9,454
	Citigroup Inc.	5.875%	1/30/42	3,490	3,522
	Citigroup Inc.	2.904%	11/3/42	1,560	1,065
	Citigroup Inc.	4.650%	7/30/45	11,342	9,709
	Citigroup Inc.	4.281%	4/24/48	1,900	1,537
	Citigroup Inc.	4.650%	7/23/48	9,275	7,925
	Corebridge Financial Inc.	4.350%	4/5/42	4,000	3,207
	Corebridge Financial Inc.	4.400%	4/5/52	3,990	3,062
[7]	Credit Agricole SA	4.125%	2/26/36	400	427
[6]	FMR LLC	6.450%	11/15/39	16,010	16,532
	GATX Corp.	3.100%	6/1/51	2,725	1,665
[6]	Global Atlantic Fin Co.	7.950%	6/15/33	6,210	6,721
[6]	Global Atlantic Fin Co.	6.750%	3/15/54	1,670	1,620
	Goldman Sachs Group Inc.	5.851%	4/25/35	12,320	12,331
	Goldman Sachs Group Inc.	4.017%	10/31/38	115,690	95,563
	Goldman Sachs Group Inc.	4.411%	4/23/39	31,315	26,946
	Goldman Sachs Group Inc.	6.250%	2/1/41	8,200	8,565
	Goldman Sachs Group Inc.	3.210%	4/22/42	2,300	1,648
	Goldman Sachs Group Inc.	2.908%	7/21/42	21,261	14,507
	Goldman Sachs Group Inc.	3.436%	2/24/43	22,570	16,583
	Goldman Sachs Group Inc.	4.800%	7/8/44	4,600	4,052
	HSBC Bank USA NA	5.625%	8/15/35	750	716
	HSBC Holdings plc	6.500%	9/15/37	20,523	20,662
	HSBC Holdings plc	6.800%	6/1/38	33,749	35,118
	HSBC Holdings plc	6.332%	3/9/44	44,075	45,052
	Intercontinental Exchange Inc.	2.650%	9/15/40	1,000	682
	Intercontinental Exchange Inc.	4.250%	9/21/48	9,125	7,385
	Intercontinental Exchange Inc.	3.000%	6/15/50	11,420	7,273
	Intercontinental Exchange Inc.	4.950%	6/15/52	57,395	51,700
	Intercontinental Exchange Inc.	3.000%	9/15/60	2,211	1,299
	Intercontinental Exchange Inc.	5.200%	6/15/62	44,205	40,343
[6]	Intesa Sanpaolo SpA	7.800%	11/28/53	5,545	5,964
	Invesco Finance plc	5.375%	11/30/43	5,163	4,774
[7]	JAB Holdings BV	2.250%	12/19/39	400	316
	JPMorgan Chase & Co.	5.336%	1/23/35	4,905	4,755
	JPMorgan Chase & Co.	5.766%	4/22/35	26,205	26,254

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	6.400%	5/15/38	25,899	27,933
	JPMorgan Chase & Co.	3.882%	7/24/38	52,342	43,569
	JPMorgan Chase & Co.	5.500%	10/15/40	24,480	24,093
	JPMorgan Chase & Co.	3.109%	4/22/41	18,000	13,074
	JPMorgan Chase & Co.	5.600%	7/15/41	6,286	6,255
	JPMorgan Chase & Co.	2.525%	11/19/41	1,910	1,263
	JPMorgan Chase & Co.	5.400%	1/6/42	2,730	2,651
	JPMorgan Chase & Co.	3.157%	4/22/42	27,500	19,818
	JPMorgan Chase & Co.	4.850%	2/1/44	1,970	1,779
	JPMorgan Chase & Co.	4.260%	2/22/48	36,921	29,854
	JPMorgan Chase & Co.	4.032%	7/24/48	33,990	26,529
	JPMorgan Chase & Co.	3.964%	11/15/48	108,610	83,587
	JPMorgan Chase & Co.	3.897%	1/23/49	45,555	34,916
	JPMorgan Chase & Co.	3.109%	4/22/51	19,160	12,577
	JPMorgan Chase & Co.	3.328%	4/22/52	31,925	21,698
	Lloyds Banking Group plc	5.679%	1/5/35	12,335	12,041
[6]	LSEGA Financing plc	3.200%	4/6/41	23,170	16,710
	M&T Bank Corp.	6.082%	3/13/32	14,020	13,672
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	1,200	951
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	2,500	2,203
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	700	425
	Marsh & McLennan Cos. Inc.	6.250%	11/1/52	1,500	1,584
	Marsh & McLennan Cos. Inc.	5.450%	3/15/53	9,300	8,811
	Marsh & McLennan Cos. Inc.	5.700%	9/15/53	1,200	1,183
	Marsh & McLennan Cos. Inc.	5.450%	3/15/54	2,340	2,232
[6]	Massachusetts Mutual Life Insurance Co.	3.375%	4/15/50	7,366	4,831
[6]	Massachusetts Mutual Life Insurance Co.	3.729%	10/15/70	15,195	9,510
	MetLife Inc.	6.375%	6/15/34	3,000	3,180
	MetLife Inc.	4.125%	8/13/42	31,131	25,161
	MetLife Inc.	4.875%	11/13/43	11,950	10,594
	MetLife Inc.	4.600%	5/13/46	1,500	1,282
	MetLife Inc.	5.000%	7/15/52	4,000	3,564
	MetLife Inc.	5.250%	1/15/54	4,000	3,720
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	3,000	2,442
	Morgan Stanley	6.627%	11/1/34	18,770	19,832
	Morgan Stanley	5.466%	1/18/35	28,835	28,072
[7]	Morgan Stanley	3.955%	3/21/35	500	529
	Morgan Stanley	5.831%	4/19/35	20,415	20,426
	Morgan Stanley	5.948%	1/19/38	8,990	8,752
[8]	Morgan Stanley	3.971%	7/22/38	83,115	68,247
	Morgan Stanley	5.942%	2/7/39	15,990	15,411
	Morgan Stanley	4.457%	4/22/39	2,380	2,076
	Morgan Stanley	3.217%	4/22/42	4,380	3,171
	Morgan Stanley	6.375%	7/24/42	37,300	40,198
	Morgan Stanley	4.300%	1/27/45	16,955	14,107
	Morgan Stanley	4.375%	1/22/47	8,360	6,929
	Morgan Stanley	5.597%	3/24/51	4,390	4,335
	Morgan Stanley	2.802%	1/25/52	4,000	2,439
	Nasdaq Inc.	2.500%	12/21/40	6,042	3,858
	Nasdaq Inc.	5.950%	8/15/53	8,860	8,758
	Nasdaq Inc.	6.100%	6/28/63	23,465	23,493
[6]	Nationwide Mutual Insurance Co.	9.375%	8/15/39	19,046	23,695
[6]	Nationwide Mutual Insurance Co.	4.950%	4/22/44	13,215	10,987
[6]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	7,235	5,389
[6]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	8,944	6,664
[6]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	28,074	18,376
	Progressive Corp.	4.125%	4/15/47	1,800	1,443
	Progressive Corp.	3.950%	3/26/50	1,000	770

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Progressive Corp.	3.700%	3/15/52	700	512
	Prudential Financial Inc.	3.000%	3/10/40	1,000	722
	Prudential Financial Inc.	4.600%	5/15/44	1,769	1,503
	Prudential Financial Inc.	3.905%	12/7/47	1,920	1,438
	Prudential Financial Inc.	4.418%	3/27/48	390	317
	Prudential Financial Inc.	3.935%	12/7/49	2,110	1,568
	Prudential Financial Inc.	4.350%	2/25/50	2,098	1,669
	Prudential Financial Inc.	3.700%	3/13/51	5,284	3,786
[6]	Societe Generale SA	7.132%	1/19/55	12,315	11,762
	State Street Corp.	6.123%	11/21/34	5,565	5,657
[6]	Teachers Insurance & Annuity Assn. of America	3.300%	5/15/50	16,150	10,708
	Travelers Cos. Inc.	4.600%	8/1/43	1,100	964
	Travelers Cos. Inc.	3.750%	5/15/46	2,954	2,246
	Travelers Cos. Inc.	4.000%	5/30/47	2,600	2,045
	Travelers Cos. Inc.	4.100%	3/4/49	15,000	11,959
	Travelers Cos. Inc.	3.050%	6/8/51	41,465	26,938
	Travelers Cos. Inc.	5.450%	5/25/53	3,900	3,806
[6]	UBS Group AG	5.699%	2/8/35	31,460	30,519
	UBS Group AG	4.875%	5/15/45	4,000	3,513
	Wachovia Corp.	5.500%	8/1/35	1,600	1,547
	Wells Fargo & Co.	5.557%	7/25/34	43,375	42,258
	Wells Fargo & Co.	6.491%	10/23/34	20,205	21,036
	Wells Fargo & Co.	5.499%	1/23/35	27,815	27,018
	Wells Fargo & Co.	3.068%	4/30/41	12,410	8,817
	Wells Fargo & Co.	5.375%	11/2/43	41,462	38,111
	Wells Fargo & Co.	5.606%	1/15/44	117,092	110,607
	Wells Fargo & Co.	4.650%	11/4/44	4,127	3,436
	Wells Fargo & Co.	3.900%	5/1/45	8,058	6,230
	Wells Fargo & Co.	4.900%	11/17/45	21,949	18,749
	Wells Fargo & Co.	4.400%	6/14/46	27,292	21,584
	Wells Fargo & Co.	4.750%	12/7/46	46,559	38,856
	Wells Fargo & Co.	5.013%	4/4/51	53,288	47,353
	Wells Fargo & Co.	4.611%	4/25/53	39,620	32,977
	Wells Fargo Bank NA	5.850%	2/1/37	2,000	1,996
	Wells Fargo Bank NA	6.600%	1/15/38	3,000	3,157
					2,439,517
Health Care (11.9%)
	Abbott Laboratories	5.300%	5/27/40	15,015	14,811
	Abbott Laboratories	4.900%	11/30/46	49,345	45,292
	AbbVie Inc.	4.300%	5/14/36	1,000	899
	AbbVie Inc.	4.050%	11/21/39	7,635	6,469
	AbbVie Inc.	4.400%	11/6/42	3,055	2,632
	AbbVie Inc.	5.350%	3/15/44	12,900	12,459
	AbbVie Inc.	4.850%	6/15/44	38,585	34,957
	AbbVie Inc.	4.700%	5/14/45	23,335	20,642
	AbbVie Inc.	4.450%	5/14/46	9,470	8,055
	AbbVie Inc.	4.875%	11/14/48	3,055	2,757
	AbbVie Inc.	4.250%	11/21/49	87,683	71,606
	AbbVie Inc.	5.400%	3/15/54	28,515	27,640
	AbbVie Inc.	5.500%	3/15/64	34,130	32,935
	AdventHealth Obligated Group	2.795%	11/15/51	3,000	1,878
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	7,315	6,035
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	15,205	10,716
	Aetna Inc.	4.750%	3/15/44	1,653	1,369
[3]	Allina Health System	3.887%	4/15/49	3,569	2,694
	Amgen Inc.	4.950%	10/1/41	2,415	2,184
	Amgen Inc.	5.600%	3/2/43	4,901	4,727
	Amgen Inc.	4.875%	3/1/53	6,870	5,878

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amgen Inc.	5.650%	3/2/53	11,365	10,932
	Amgen Inc.	5.750%	3/2/63	3,405	3,249
	Ascension Health	3.106%	11/15/39	3,000	2,241
	AstraZeneca plc	4.375%	11/16/45	9,000	7,575
	AstraZeneca plc	3.000%	5/28/51	20,190	13,232
	Baptist Health South Florida Obligated Group	3.115%	11/15/71	2,200	1,244
	Baptist Healthcare System Obligated Group	3.540%	8/15/50	1,400	974
	Baxter International Inc.	3.132%	12/1/51	21,800	13,385
	Baylor Scott & White Holdings	2.839%	11/15/50	12,850	8,166
[7]	Becton Dickinson Euro Finance Sarl	1.336%	8/13/41	300	212
	Beth Israel Lahey Health Inc.	3.080%	7/1/51	11,255	6,921
	Bon Secours Mercy Health Inc.	3.205%	6/1/50	4,556	3,008
	Bristol-Myers Squibb Co.	4.125%	6/15/39	21,177	17,878
	Bristol-Myers Squibb Co.	2.350%	11/13/40	28,285	18,263
	Bristol-Myers Squibb Co.	5.500%	2/22/44	1,165	1,131
	Bristol-Myers Squibb Co.	4.350%	11/15/47	3,300	2,684
	Bristol-Myers Squibb Co.	4.550%	2/20/48	777	653
	Bristol-Myers Squibb Co.	4.250%	10/26/49	103,690	83,070
	Bristol-Myers Squibb Co.	2.550%	11/13/50	3,180	1,831
	Bristol-Myers Squibb Co.	3.700%	3/15/52	7,380	5,301
	Bristol-Myers Squibb Co.	6.250%	11/15/53	6,405	6,787
	Bristol-Myers Squibb Co.	5.550%	2/22/54	27,360	26,448
	Bristol-Myers Squibb Co.	3.900%	3/15/62	39,835	28,274
	Bristol-Myers Squibb Co.	6.400%	11/15/63	18,715	19,957
	Bristol-Myers Squibb Co.	5.650%	2/22/64	7,420	7,111
	Children's Health System of Texas	2.511%	8/15/50	2,500	1,472
	Children's Hospital of Philadelphia	2.704%	7/1/50	1,250	771
	City of Hope	5.623%	11/15/43	1,944	1,856
	City of Hope	4.378%	8/15/48	1,671	1,326
	CommonSpirit Health	4.187%	10/1/49	1,412	1,103
	CommonSpirit Health	5.548%	12/1/54	5,455	5,211
[6]	CSL Finance plc	4.750%	4/27/52	14,200	12,182
[6]	CSL Finance plc	5.417%	4/3/54	7,790	7,330
	Danaher Corp.	2.600%	10/1/50	2,000	1,187
	Danaher Corp.	2.800%	12/10/51	2,275	1,394
	Dignity Health	4.500%	11/1/42	1,041	853
	Dignity Health	5.267%	11/1/64	758	669
[7]	Eli Lilly & Co.	1.700%	11/1/49	400	299
	Eli Lilly & Co.	5.000%	2/9/54	12,770	11,889
	Eli Lilly & Co.	4.950%	2/27/63	10,460	9,437
	Eli Lilly & Co.	5.100%	2/9/64	28,750	26,731
	GE HealthCare Technologies Inc.	6.377%	11/22/52	5,320	5,678
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	23,294	25,182
	Hackensack Meridian Health Inc.	2.875%	9/1/50	1,250	800
	HCA Inc.	6.000%	4/1/54	3,360	3,205
	Inova Health System Foundation	4.068%	5/15/52	8,945	7,134
	Johnson & Johnson	3.750%	3/3/47	16,965	13,273
	Kaiser Foundation Hospitals	2.810%	6/1/41	17,350	12,173
	Kaiser Foundation Hospitals	4.875%	4/1/42	10,390	9,489
	Kaiser Foundation Hospitals	4.150%	5/1/47	13,856	11,166
	Kaiser Foundation Hospitals	3.002%	6/1/51	45,155	29,252
	Mass General Brigham Inc.	3.765%	7/1/48	6,455	4,893
	Mass General Brigham Inc.	3.192%	7/1/49	12,725	8,692
	Mass General Brigham Inc.	3.342%	7/1/60	39,084	25,162
	Mayo Clinic	3.774%	11/15/43	11,795	9,450
	Mayo Clinic	3.196%	11/15/61	23,785	15,368
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	2,050	1,346
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	2,000	1,606

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Merck & Co. Inc.	3.900%	3/7/39	4,400	3,701
	Merck & Co. Inc.	4.900%	5/17/44	19,955	18,298
	Merck & Co. Inc.	3.700%	2/10/45	70,945	54,393
	Merck & Co. Inc.	2.750%	12/10/51	23,400	14,273
	Merck & Co. Inc.	5.000%	5/17/53	35,990	33,061
	Merck & Co. Inc.	2.900%	12/10/61	2,180	1,269
	Merck & Co. Inc.	5.150%	5/17/63	17,520	16,182
	Mount Sinai Hospital	3.391%	7/1/50	2,000	1,302
	New York and Presbyterian Hospital	2.256%	8/1/40	4,077	2,663
	New York and Presbyterian Hospital	4.024%	8/1/45	12,210	9,923
	New York and Presbyterian Hospital	4.063%	8/1/56	3,743	2,887
	New York and Presbyterian Hospital	4.763%	8/1/16	2,000	1,616
	Northwell Healthcare Inc.	4.800%	11/1/42	1,041	904
	Northwell Healthcare Inc.	3.979%	11/1/46	1,944	1,492
	Northwell Healthcare Inc.	4.260%	11/1/47	947	742
	Northwell Healthcare Inc.	3.809%	11/1/49	2,284	1,630
	Northwestern Memorial Healthcare Obligated Group	2.633%	7/15/51	3,500	2,184
	Novant Health Inc.	3.168%	11/1/51	5,500	3,555
	Novant Health Inc.	3.318%	11/1/61	26,665	16,682
	Novartis Capital Corp.	4.400%	5/6/44	24,840	21,580
	NYU Langone Hospitals	4.784%	7/1/44	1,944	1,739
	OhioHealth Corp.	2.834%	11/15/41	4,875	3,414
[3]	Orlando Health Obligated Group	3.327%	10/1/50	1,350	938
	PeaceHealth Obligated Group	4.787%	11/15/48	1,515	1,276
	Pfizer Inc.	4.100%	9/15/38	20,280	17,488
	Pfizer Inc.	3.900%	3/15/39	34,185	28,220
	Pfizer Inc.	7.200%	3/15/39	33,687	38,872
	Pfizer Inc.	2.550%	5/28/40	5,000	3,387
	Pfizer Inc.	4.300%	6/15/43	2,865	2,417
	Pfizer Inc.	4.400%	5/15/44	8,165	7,045
	Pfizer Inc.	4.125%	12/15/46	7,734	6,246
	Pfizer Inc.	4.200%	9/15/48	16,686	13,526
	Pfizer Investment Enterprises Pte Ltd.	5.110%	5/19/43	53,140	49,517
	Pfizer Investment Enterprises Pte Ltd.	5.300%	5/19/53	39,890	37,305
	Pfizer Investment Enterprises Pte Ltd.	5.340%	5/19/63	43,035	39,442
	Piedmont Healthcare Inc.	2.719%	1/1/42	2,000	1,351
[3]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	4,605	3,385
	Providence St. Joseph Health Obligated Group	2.700%	10/1/51	8,725	4,985
	Roche Finance Europe BV	3.586%	12/4/36	500	536
[6]	Roche Holdings Inc.	2.607%	12/13/51	15,380	9,100
[6]	Roche Holdings Inc.	5.218%	3/8/54	9,595	9,148
	Stanford Health Care	3.027%	8/15/51	25,000	16,269
	Stryker Corp.	4.625%	3/15/46	4,815	4,155
	Sutter Health	3.161%	8/15/40	22,915	16,859
	Sutter Health	3.361%	8/15/50	3,089	2,123
	Sutter Health	5.547%	8/15/53	6,485	6,397
[7]	Thermo Fisher Scientific Finance I BV	2.000%	10/18/51	200	147
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	5,460	3,777
[7]	Thermo Fisher Scientific Inc.	1.875%	10/1/49	400	292
[3]	Trinity Health Corp.	3.434%	12/1/48	1,045	772
	UnitedHealth Group Inc.	3.500%	8/15/39	20,796	16,315
	UnitedHealth Group Inc.	2.750%	5/15/40	1,520	1,063
	UnitedHealth Group Inc.	3.050%	5/15/41	21,325	15,360
	UnitedHealth Group Inc.	4.625%	11/15/41	158	140
	UnitedHealth Group Inc.	4.375%	3/15/42	23,917	20,545
	UnitedHealth Group Inc.	3.950%	10/15/42	1,346	1,087
	UnitedHealth Group Inc.	4.750%	7/15/45	48,920	43,446

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	4.250%	4/15/47	14,906	12,162
	UnitedHealth Group Inc.	3.750%	10/15/47	25,610	19,152
	UnitedHealth Group Inc.	4.250%	6/15/48	29,232	23,731
	UnitedHealth Group Inc.	3.700%	8/15/49	21,722	15,959
	UnitedHealth Group Inc.	2.900%	5/15/50	3,000	1,898
	UnitedHealth Group Inc.	3.250%	5/15/51	25,845	17,373
	UnitedHealth Group Inc.	4.750%	5/15/52	15,675	13,617
	UnitedHealth Group Inc.	5.875%	2/15/53	32,365	32,990
	UnitedHealth Group Inc.	5.050%	4/15/53	2,100	1,908
	UnitedHealth Group Inc.	5.375%	4/15/54	44,550	42,346
	UnitedHealth Group Inc.	6.050%	2/15/63	3,400	3,507
	UnitedHealth Group Inc.	5.200%	4/15/63	6,125	5,583
	UnitedHealth Group Inc.	5.500%	4/15/64	36,950	35,062
	Wyeth LLC	5.950%	4/1/37	33,438	34,482
	Yale-New Haven Health Services Corp.	2.496%	7/1/50	1,250	712
					1,771,644
Industrials (4.6%)
[6]	BAE Systems plc	5.500%	3/26/54	22,300	21,328
[6]	Boeing Co.	6.858%	5/1/54	12,635	12,680
[6]	Boeing Co.	7.008%	5/1/64	2,160	2,162
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	2,000	1,837
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	24,790	21,222
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	41,150	34,972
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	1,500	1,280
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	2,470	2,315
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	16,500	14,927
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	43,085	37,089
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	12,335	9,979
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	11,910	9,485
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	5,081	4,001
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	18,399	14,683
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	19,445	13,911
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	4,000	2,588
	Burlington Northern Santa Fe LLC	3.300%	9/15/51	17,015	11,486
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	5,830	3,586
	Burlington Northern Santa Fe LLC	5.200%	4/15/54	4,450	4,168
	Canadian National Railway Co.	3.650%	2/3/48	28,169	21,298
	Canadian Pacific Railway Co.	3.100%	12/2/51	4,490	2,880
	Caterpillar Inc.	6.050%	8/15/36	2,968	3,139
	Caterpillar Inc.	3.803%	8/15/42	26,112	20,880
	CSX Corp.	4.750%	5/30/42	878	780
	CSX Corp.	3.800%	4/15/50	1,109	822
	Cummins Inc.	5.450%	2/20/54	2,300	2,213
	Emerson Electric Co.	2.800%	12/21/51	4,130	2,527
	Enterprise Products Operating LLC	4.800%	2/1/49	13,190	11,417
	General Dynamics Corp.	4.250%	4/1/40	8,325	7,148
[5]	Heathrow Funding Ltd.	4.625%	10/31/48	500	518
	Honeywell International Inc.	4.500%	1/15/34	3,840	3,607
	Honeywell International Inc.	5.000%	3/1/35	7,790	7,552
[7]	Honeywell International Inc.	3.750%	3/1/36	1,100	1,149
	Honeywell International Inc.	5.700%	3/15/36	10,300	10,550
	Honeywell International Inc.	5.700%	3/15/37	6,250	6,355
	Honeywell International Inc.	5.250%	3/1/54	60,395	57,311
	Honeywell International Inc.	5.350%	3/1/64	4,900	4,644
[3]	JetBlue Pass Through Trust Class AA Series 2019-1	2.750%	11/15/33	1,169	986
	Lockheed Martin Corp.	4.800%	8/15/34	3,833	3,670
	Lockheed Martin Corp.	3.600%	3/1/35	2,000	1,712
	Lockheed Martin Corp.	4.500%	5/15/36	12,189	11,140

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lockheed Martin Corp.	4.070%	12/15/42	7,394	6,096
	Lockheed Martin Corp.	3.800%	3/1/45	8,572	6,674
	Lockheed Martin Corp.	4.700%	5/15/46	4,544	4,018
	Lockheed Martin Corp.	2.800%	6/15/50	26,945	16,833
	Lockheed Martin Corp.	4.090%	9/15/52	29,552	23,283
	Lockheed Martin Corp.	4.150%	6/15/53	58,665	46,496
	Lockheed Martin Corp.	5.700%	11/15/54	1,600	1,617
	Lockheed Martin Corp.	5.200%	2/15/55	5,975	5,612
	Lockheed Martin Corp.	4.300%	6/15/62	4,980	3,943
	Lockheed Martin Corp.	5.900%	11/15/63	7,770	8,022
	Lockheed Martin Corp.	5.200%	2/15/64	16,285	15,138
[6]	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.	6.500%	6/20/27	265	265
[5]	Motability Operations Group plc	4.875%	1/17/43	500	577
	Norfolk Southern Corp.	4.550%	6/1/53	3,390	2,803
	Norfolk Southern Corp.	5.950%	3/15/64	5,330	5,326
	Northrop Grumman Corp.	5.250%	5/1/50	700	650
	Northrop Grumman Corp.	4.950%	3/15/53	12,410	10,996
	Northrop Grumman Corp.	5.200%	6/1/54	38,955	35,809
	Rockwell Automation Inc.	2.800%	8/15/61	16,045	8,912
	RTX Corp.	5.700%	4/15/40	1,000	980
	RTX Corp.	4.875%	10/15/40	5,477	4,888
	RTX Corp.	6.400%	3/15/54	5,100	5,471
	Union Pacific Corp.	3.375%	2/14/42	20,855	15,638
	Union Pacific Corp.	3.500%	2/14/53	10,370	7,274
	Union Pacific Corp.	3.550%	5/20/61	7,500	5,020
	Union Pacific Corp.	5.150%	1/20/63	31,730	28,683
	Union Pacific Corp.	3.850%	2/14/72	8,140	5,669
[3]	United Airlines Class AA Series 2019-2 Pass Through Trust	2.700%	11/1/33	1,620	1,381
	United Parcel Service Inc.	4.875%	11/15/40	3,000	2,758
					686,829
Materials (1.1%)
	Air Products and Chemicals Inc.	2.700%	5/15/40	1,830	1,267
	BASF SE	4.500%	3/8/35	200	224
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	29,647	24,449
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	6,250	5,691
	BHP Billiton Finance USA Ltd.	5.500%	9/8/53	11,165	10,799
[6]	Corp. Nacional del Cobre de Chile	6.300%	9/8/53	15,235	14,391
	Ecolab Inc.	2.125%	8/15/50	10,990	5,930
	Ecolab Inc.	2.700%	12/15/51	40,570	24,440
[6]	Glencore Funding LLC	5.893%	4/4/54	6,435	6,091
	Linde Inc.	3.550%	11/7/42	1,799	1,383
[7]	Linde plc	1.625%	3/31/35	800	703
	Nutrien Ltd.	5.875%	12/1/36	1,520	1,517
	Nutrien Ltd.	4.900%	6/1/43	3,811	3,299
	Nutrien Ltd.	5.800%	3/27/53	1,655	1,600
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	2,000	1,903
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	27,410	16,566
	Rio Tinto Finance USA plc	4.125%	8/21/42	29,895	24,646
	Rio Tinto Finance USA plc	5.125%	3/9/53	21,575	19,840
[6]	Smurfit Kappa Treasury ULC	5.777%	4/3/54	3,285	3,155
					167,894
Real Estate (0.6%)
	Alexandria Real Estate Equities Inc.	4.750%	4/15/35	3,420	3,111
	Alexandria Real Estate Equities Inc.	5.625%	5/15/54	1,760	1,620
	American Homes 4 Rent LP	3.375%	7/15/51	1,925	1,210
	Essex Portfolio LP	4.500%	3/15/48	1,700	1,360

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kilroy Realty LP	6.250%	1/15/36	3,240	3,043
	Mid-America Apartments LP	2.875%	9/15/51	2,250	1,348
[7]	Prologis Euro Finance LLC	4.250%	1/31/43	500	516
[5]	Prologis LP	5.625%	5/4/40	200	247
	Prologis LP	5.250%	6/15/53	2,243	2,062
	Prologis LP	5.250%	3/15/54	22,085	20,169
	Public Storage Operating Co.	5.350%	8/1/53	15,615	14,643
[7]	Realty Income Corp.	5.125%	7/6/34	300	341
	Simon Property Group LP	6.750%	2/1/40	1,100	1,178
	Simon Property Group LP	4.250%	10/1/44	9,315	7,356
	Simon Property Group LP	3.250%	9/13/49	33,520	21,946
	Simon Property Group LP	3.800%	7/15/50	1,600	1,147
	Simon Property Group LP	5.850%	3/8/53	1,300	1,261
	Simon Property Group LP	6.650%	1/15/54	11,535	12,381
[7]	Unibail-Rodamco-Westfield SE	1.750%	7/1/49	400	261
	Vonovia SE	1.625%	9/1/51	400	234
					95,434
Technology (10.2%)
	Advanced Micro Devices Inc.	4.393%	6/1/52	3,410	2,833
	Apple Inc.	2.375%	2/8/41	9,100	6,097
	Apple Inc.	3.850%	5/4/43	41,670	34,069
	Apple Inc.	3.450%	2/9/45	40,090	30,391
	Apple Inc.	4.375%	5/13/45	19,275	16,732
	Apple Inc.	4.650%	2/23/46	33,320	29,987
	Apple Inc.	3.850%	8/4/46	32,830	26,063
	Apple Inc.	4.250%	2/9/47	33,690	28,795
	Apple Inc.	3.750%	9/12/47	6,422	4,972
	Apple Inc.	3.750%	11/13/47	27,995	21,611
	Apple Inc.	2.950%	9/11/49	33,382	22,110
	Apple Inc.	2.650%	2/8/51	59,650	36,453
	Apple Inc.	2.700%	8/5/51	46,125	28,458
	Apple Inc.	3.950%	8/8/52	12,997	10,236
	Apple Inc.	4.850%	5/10/53	21,364	19,844
	Apple Inc.	4.100%	8/8/62	14,210	11,155
	Applied Materials Inc.	5.100%	10/1/35	95	94
[6]	Broadcom Inc.	3.137%	11/15/35	2,500	1,942
[6]	Broadcom Inc.	3.187%	11/15/36	2,230	1,710
[6]	Broadcom Inc.	4.926%	5/15/37	3,880	3,546
	Cisco Systems Inc.	5.900%	2/15/39	13,465	13,999
	Cisco Systems Inc.	5.500%	1/15/40	17,202	17,125
	Cisco Systems Inc.	5.300%	2/26/54	38,870	37,433
	Cisco Systems Inc.	5.350%	2/26/64	18,300	17,455
[6]	CommScope Inc.	7.125%	7/1/28	96	32
	Dell International LLC / EMC Corp.	8.100%	7/15/36	1,727	2,013
	Dell International LLC / EMC Corp.	3.375%	12/15/41	3,000	2,132
	Global Payments Inc.	5.950%	8/15/52	3,820	3,650
	IBM International Capital Pte. Ltd.	5.250%	2/5/44	62,330	57,606
	IBM International Capital Pte. Ltd.	5.300%	2/5/54	25,070	22,880
	Intel Corp.	5.625%	2/10/43	18,350	17,790
	Intel Corp.	4.100%	5/19/46	7,330	5,748
	Intel Corp.	4.100%	5/11/47	33,355	25,792
	Intel Corp.	3.734%	12/8/47	57,997	41,545
	Intel Corp.	3.250%	11/15/49	42,600	27,630
	Intel Corp.	4.750%	3/25/50	9,620	8,072
	Intel Corp.	3.050%	8/12/51	17,768	10,915
	Intel Corp.	4.900%	8/5/52	30,465	26,091
	Intel Corp.	5.700%	2/10/53	22,155	21,154
	Intel Corp.	3.100%	2/15/60	19,740	11,608

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Intel Corp.	3.200%	8/12/61	3,400	2,018
Intel Corp.	5.050%	8/5/62	23,310	19,929
Intel Corp.	5.900%	2/10/63	14,300	13,913
International Business Machines Corp.	4.150%	5/15/39	29,305	24,524
International Business Machines Corp.	4.000%	6/20/42	4,443	3,539
International Business Machines Corp.	4.250%	5/15/49	35,713	28,326
International Business Machines Corp.	3.430%	2/9/52	13,845	9,289
International Business Machines Corp.	4.900%	7/27/52	21,500	18,774
Intuit Inc.	5.500%	9/15/53	14,955	14,607
KLA Corp.	5.000%	3/15/49	1,256	1,141
KLA Corp.	4.950%	7/15/52	3,790	3,439
Mastercard Inc.	3.950%	2/26/48	20,075	16,007
Microsoft Corp.	2.525%	6/1/50	185,072	113,221
Microsoft Corp.	2.921%	3/17/52	102,002	67,113
Microsoft Corp.	2.675%	6/1/60	48,124	28,197
Microsoft Corp.	3.041%	3/17/62	36,210	23,108
NVIDIA Corp.	3.500%	4/1/40	22,525	18,124
NVIDIA Corp.	3.500%	4/1/50	29,900	22,216
NVIDIA Corp.	3.700%	4/1/60	13,140	9,640
Oracle Corp.	6.500%	4/15/38	17,605	18,331
Oracle Corp.	5.375%	7/15/40	19,240	17,752
Oracle Corp.	3.650%	3/25/41	4,600	3,430
Oracle Corp.	4.125%	5/15/45	24,805	18,899
Oracle Corp.	4.000%	7/15/46	22,790	16,886
Oracle Corp.	3.950%	3/25/51	13,200	9,433
QUALCOMM Inc.	4.800%	5/20/45	12,300	11,114
QUALCOMM Inc.	4.300%	5/20/47	43,145	35,862
QUALCOMM Inc.	4.500%	5/20/52	26,500	22,313
QUALCOMM Inc.	6.000%	5/20/53	25,365	26,637
S&P Global Inc.	3.250%	12/1/49	2,000	1,367
S&P Global Inc.	3.700%	3/1/52	54,428	40,058
Salesforce Inc.	2.700%	7/15/41	5,150	3,513
Salesforce Inc.	2.900%	7/15/51	30,670	19,280
Salesforce Inc.	3.050%	7/15/61	20,640	12,476
Texas Instruments Inc.	3.875%	3/15/39	6,056	5,147
Texas Instruments Inc.	4.100%	8/16/52	1,250	1,003
Texas Instruments Inc.	5.000%	3/14/53	21,310	19,498
Texas Instruments Inc.	5.150%	2/8/54	14,310	13,398
Texas Instruments Inc.	5.050%	5/18/63	28,640	25,943
Visa Inc.	2.700%	4/15/40	4,500	3,187
Visa Inc.	4.300%	12/14/45	20,390	17,245
Visa Inc.	3.650%	9/15/47	37,123	28,131
				1,515,796
Utilities (14.8%)
AEP Transmission Co. LLC	3.750%	12/1/47	38,300	27,947
AEP Transmission Co. LLC	4.250%	9/15/48	5,580	4,388
AEP Transmission Co. LLC	3.800%	6/15/49	5,436	3,949
AEP Transmission Co. LLC	3.650%	4/1/50	3,525	2,501
AEP Transmission Co. LLC	4.500%	6/15/52	2,290	1,869
AEP Transmission Co. LLC	5.400%	3/15/53	1,130	1,057
Alabama Power Co.	6.000%	3/1/39	9,745	9,840
Alabama Power Co.	5.500%	3/15/41	26,874	25,385
Alabama Power Co.	5.200%	6/1/41	14,920	13,687
Alabama Power Co.	3.850%	12/1/42	1,065	833
Alabama Power Co.	3.750%	3/1/45	23,325	17,534
Alabama Power Co.	3.450%	10/1/49	1,944	1,351
Alabama Power Co.	3.125%	7/15/51	2,700	1,746
Ameren Illinois Co.	4.500%	3/15/49	27,960	23,296

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ameren Illinois Co.	2.900%	6/15/51	6,730	4,109
	Ameren Illinois Co.	5.900%	12/1/52	2,625	2,647
	Appalachian Power Co.	6.700%	8/15/37	17,970	18,624
	Appalachian Power Co.	4.400%	5/15/44	1,995	1,552
	Appalachian Power Co.	3.700%	5/1/50	3,760	2,528
	Atmos Energy Corp.	4.150%	1/15/43	1,420	1,170
	Atmos Energy Corp.	4.125%	10/15/44	2,150	1,748
	Atmos Energy Corp.	3.375%	9/15/49	2,890	1,973
	Atmos Energy Corp.	6.200%	11/15/53	2,620	2,786
	Baltimore Gas and Electric Co.	6.350%	10/1/36	1,165	1,208
	Baltimore Gas and Electric Co.	4.250%	9/15/48	26,475	20,913
	Baltimore Gas and Electric Co.	4.550%	6/1/52	5,690	4,692
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	4,890	4,887
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	25,000	23,108
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	40,125	33,964
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	10,604	8,504
[6]	Brooklyn Union Gas Co.	4.487%	3/4/49	35,000	26,162
[5]	Cadent Finance plc	2.250%	10/10/35	400	351
	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	5,200	3,251
	CenterPoint Energy Houston Electric LLC	3.600%	3/1/52	2,000	1,412
	CenterPoint Energy Houston Electric LLC	4.850%	10/1/52	3,800	3,306
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/53	5,720	5,363
	CenterPoint Energy Inc.	3.700%	9/1/49	1,244	863
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	2,615	2,003
	CMS Energy Corp.	4.875%	3/1/44	2,902	2,568
	Commonwealth Edison Co.	5.900%	3/15/36	2,810	2,874
	Commonwealth Edison Co.	3.800%	10/1/42	20,733	15,883
	Commonwealth Edison Co.	4.600%	8/15/43	15,205	12,945
	Commonwealth Edison Co.	4.700%	1/15/44	15,891	13,825
	Commonwealth Edison Co.	3.700%	3/1/45	17,765	13,184
	Commonwealth Edison Co.	4.350%	11/15/45	11,060	8,969
	Commonwealth Edison Co.	3.650%	6/15/46	13,732	9,970
	Commonwealth Edison Co.	4.000%	3/1/48	8,765	6,667
	Commonwealth Edison Co.	4.000%	3/1/49	13,485	10,163
	Commonwealth Edison Co.	3.000%	3/1/50	2,000	1,251
	Commonwealth Edison Co.	3.125%	3/15/51	2,060	1,318
	Commonwealth Edison Co.	2.750%	9/1/51	1,500	878
	Commonwealth Edison Co.	3.850%	3/15/52	1,500	1,089
	Commonwealth Edison Co.	5.300%	2/1/53	2,170	2,004
	Connecticut Light and Power Co.	6.350%	6/1/36	947	984
	Connecticut Light and Power Co.	4.300%	4/15/44	1,390	1,149
	Connecticut Light and Power Co.	4.150%	6/1/45	16,885	13,666
	Connecticut Light and Power Co.	4.000%	4/1/48	6,645	5,132
	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	947	949
	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	10,637	11,001
	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	9,925	10,785
	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	8,668	8,358
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	852	831
	Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	10,501	8,455
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	8,740	6,831
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	60,956	50,901
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	6,330	5,254
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	7,000	5,238
	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	3,715	2,786
	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	2,995	2,507
	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	1,000	771
	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	2,000	1,524
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	38,421	24,737

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Consolidated Edison Co. of New York Inc.	5.900%	11/15/53	16,935	17,037
Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	5,425	4,478
Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	2,285	1,762
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	947	754
Consolidated Edison Co. of New York Inc.	3.000%	12/1/60	25,563	14,682
Consumers Energy Co.	3.750%	2/15/50	1,944	1,446
Consumers Energy Co.	3.100%	8/15/50	33,646	22,238
Consumers Energy Co.	2.650%	8/15/52	11,455	6,755
Consumers Energy Co.	4.200%	9/1/52	11,380	8,973
Consumers Energy Co.	2.500%	5/1/60	12,610	6,659
Dominion Energy Inc.	4.900%	8/1/41	6,000	5,198
Dominion Energy South Carolina Inc.	6.050%	1/15/38	11,775	11,988
Dominion Energy South Carolina Inc.	5.450%	2/1/41	3,000	2,854
Dominion Energy South Carolina Inc.	4.600%	6/15/43	2,340	1,993
Dominion Energy South Carolina Inc.	6.250%	10/15/53	2,935	3,106
DTE Electric Co.	4.300%	7/1/44	3,320	2,721
DTE Electric Co.	3.700%	3/15/45	2,910	2,181
DTE Electric Co.	2.950%	3/1/50	2,235	1,399
DTE Electric Co.	3.250%	4/1/51	2,000	1,315
DTE Electric Co.	3.650%	3/1/52	10,715	7,604
DTE Electric Co.	5.400%	4/1/53	2,260	2,160
Duke Energy Carolinas LLC	5.300%	2/15/40	8,910	8,454
Duke Energy Carolinas LLC	4.250%	12/15/41	16,300	13,339
Duke Energy Carolinas LLC	4.000%	9/30/42	42,092	33,418
Duke Energy Carolinas LLC	3.750%	6/1/45	2,373	1,744
Duke Energy Carolinas LLC	3.875%	3/15/46	2,000	1,503
Duke Energy Carolinas LLC	3.700%	12/1/47	1,500	1,073
Duke Energy Carolinas LLC	3.200%	8/15/49	947	623
Duke Energy Carolinas LLC	3.450%	4/15/51	10,945	7,464
Duke Energy Carolinas LLC	3.550%	3/15/52	1,300	893
Duke Energy Florida LLC	6.350%	9/15/37	758	785
Duke Energy Florida LLC	5.650%	4/1/40	3,350	3,268
Duke Energy Florida LLC	3.850%	11/15/42	1,466	1,141
Duke Energy Florida LLC	3.400%	10/1/46	2,000	1,375
Duke Energy Florida LLC	4.200%	7/15/48	2,950	2,313
Duke Energy Florida LLC	3.000%	12/15/51	2,450	1,508
Duke Energy Florida LLC	6.200%	11/15/53	2,500	2,605
Duke Energy Indiana LLC	6.120%	10/15/35	1,000	1,028
Duke Energy Indiana LLC	6.350%	8/15/38	775	807
Duke Energy Indiana LLC	6.450%	4/1/39	1,311	1,375
Duke Energy Indiana LLC	4.200%	3/15/42	12,700	10,147
Duke Energy Indiana LLC	4.900%	7/15/43	29,514	25,670
Duke Energy Indiana LLC	3.250%	10/1/49	2,465	1,622
Duke Energy Indiana LLC	2.750%	4/1/50	13,461	7,906
Duke Energy Indiana LLC	5.400%	4/1/53	9,060	8,382
Duke Energy Ohio Inc.	3.700%	6/15/46	10,325	7,520
Duke Energy Ohio Inc.	4.300%	2/1/49	1,000	783
Duke Energy Ohio Inc.	5.650%	4/1/53	3,305	3,165
Duke Energy Progress LLC	4.100%	5/15/42	2,250	1,798
Duke Energy Progress LLC	4.100%	3/15/43	23,186	18,338
Duke Energy Progress LLC	4.150%	12/1/44	29,945	23,603
Duke Energy Progress LLC	4.200%	8/15/45	22,105	17,385
Duke Energy Progress LLC	3.700%	10/15/46	22,000	15,935
Duke Energy Progress LLC	3.600%	9/15/47	2,000	1,406
Duke Energy Progress LLC	2.500%	8/15/50	1,000	560
Duke Energy Progress LLC	2.900%	8/15/51	28,945	17,561
Duke Energy Progress LLC	4.000%	4/1/52	7,295	5,443
Enel Finance International NV	4.500%	2/20/43	500	533

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Engie SA	4.250%	1/11/43	700	743
[6]	Engie SA	5.875%	4/10/54	3,900	3,718
	Entergy Arkansas LLC	2.650%	6/15/51	2,665	1,510
	Entergy Louisiana LLC	4.200%	9/1/48	1,400	1,085
	Entergy Louisiana LLC	4.200%	4/1/50	1,500	1,155
	Entergy Louisiana LLC	2.900%	3/15/51	2,800	1,665
	Entergy Texas Inc.	5.000%	9/15/52	400	345
	Entergy Texas Inc.	5.800%	9/1/53	930	911
	Evergy Kansas Central Inc.	4.125%	3/1/42	1,113	894
	Evergy Kansas Central Inc.	4.625%	9/1/43	1,231	1,019
	Evergy Kansas Central Inc.	3.250%	9/1/49	8,050	5,211
	Evergy Kansas Central Inc.	3.450%	4/15/50	500	336
	Exelon Corp.	4.450%	4/15/46	450	364
	Exelon Corp.	4.100%	3/15/52	2,365	1,773
	Exelon Corp.	5.600%	3/15/53	3,010	2,855
	Florida Power & Light Co.	5.650%	2/1/37	1,500	1,498
	Florida Power & Light Co.	5.960%	4/1/39	947	976
	Florida Power & Light Co.	5.690%	3/1/40	663	673
	Florida Power & Light Co.	5.250%	2/1/41	2,779	2,647
	Florida Power & Light Co.	3.950%	3/1/48	5,859	4,527
	Florida Power & Light Co.	3.990%	3/1/49	2,890	2,237
	Georgia Power Co.	4.750%	9/1/40	33,945	29,775
	Georgia Power Co.	4.300%	3/15/42	12,511	10,335
	Georgia Power Co.	3.700%	1/30/50	17,230	12,401
	Georgia Power Co.	5.125%	5/15/52	540	490
	Idaho Power Co.	5.500%	3/15/53	1,530	1,427
	Indiana Michigan Power Co.	3.750%	7/1/47	1,000	713
	Indiana Michigan Power Co.	4.250%	8/15/48	1,164	898
	Indiana Michigan Power Co.	5.625%	4/1/53	2,340	2,240
[3]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	17,104	15,527
	Kentucky Utilities Co.	5.125%	11/1/40	5,084	4,690
	Kentucky Utilities Co.	4.375%	10/1/45	18,000	14,623
	Kentucky Utilities Co.	3.300%	6/1/50	1,900	1,261
	Louisville Gas and Electric Co.	4.250%	4/1/49	17,050	13,371
[6]	Massachusetts Electric Co.	4.004%	8/15/46	10,890	8,001
	MidAmerican Energy Co.	5.800%	10/15/36	1,473	1,481
	MidAmerican Energy Co.	4.800%	9/15/43	22,525	19,932
	MidAmerican Energy Co.	4.250%	5/1/46	24,721	19,773
	MidAmerican Energy Co.	3.950%	8/1/47	2,000	1,522
	MidAmerican Energy Co.	4.250%	7/15/49	15,510	12,456
	MidAmerican Energy Co.	3.150%	4/15/50	1,000	651
	MidAmerican Energy Co.	2.700%	8/1/52	1,250	730
	MidAmerican Energy Co.	5.300%	2/1/55	1,970	1,832
[6]	Monongahela Power Co.	5.400%	12/15/43	10,640	9,634
[7]	National Grid plc	4.275%	1/16/35	300	323
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	13,055	10,447
	Nevada Power Co.	5.450%	5/15/41	21,620	20,259
	Nevada Power Co.	3.125%	8/1/50	1,500	935
[6]	New England Power Co.	2.807%	10/6/50	15,615	9,052
[6]	Niagara Mohawk Power Corp.	5.664%	1/17/54	1,230	1,158
	Northern States Power Co.	6.250%	6/1/36	780	816
	Northern States Power Co.	6.200%	7/1/37	1,944	2,040
	Northern States Power Co.	5.350%	11/1/39	758	726
	Northern States Power Co.	3.400%	8/15/42	1,000	739
	Northern States Power Co.	4.000%	8/15/45	805	621
	Northern States Power Co.	3.600%	9/15/47	12,525	8,979
	Northern States Power Co.	4.200%	9/1/48	12,250	9,240
	Northern States Power Co.	2.600%	6/1/51	14,765	8,492

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northern States Power Co.	4.500%	6/1/52	3,000	2,477
	Northern States Power Co.	5.100%	5/15/53	21,580	19,562
	Northern States Power Co.	5.400%	3/15/54	3,890	3,688
	NSTAR Electric Co.	3.100%	6/1/51	1,000	644
	Oglethorpe Power Corp.	5.050%	10/1/48	8,535	7,330
[6]	Oglethorpe Power Corp.	6.200%	12/1/53	2,180	2,176
	Ohio Power Co.	4.000%	6/1/49	2,724	2,021
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,420	1,643
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	3,103	2,945
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	16,908	12,553
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	1,420	1,058
	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	2,195	1,584
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	10,080	5,867
	Pacific Gas and Electric Co.	3.950%	12/1/47	1,850	1,293
	Pacific Gas and Electric Co.	4.950%	7/1/50	21,500	17,499
	Pacific Gas and Electric Co.	3.500%	8/1/50	2,415	1,551
	Pacific Gas and Electric Co.	6.750%	1/15/53	17,181	17,752
	Pacific Gas and Electric Co.	6.700%	4/1/53	2,676	2,748
	PacifiCorp	5.250%	6/15/35	1,232	1,167
	PacifiCorp	6.100%	8/1/36	1,420	1,426
	PacifiCorp	6.250%	10/15/37	1,957	1,980
	PacifiCorp	6.350%	7/15/38	14,644	14,913
	PacifiCorp	6.000%	1/15/39	12,981	12,880
	PacifiCorp	4.125%	1/15/49	5,737	4,228
	PacifiCorp	4.150%	2/15/50	22,050	16,432
	PacifiCorp	5.350%	12/1/53	3,060	2,668
	PacifiCorp	5.800%	1/15/55	2,260	2,087
	PECO Energy Co.	4.800%	10/15/43	10,365	9,091
	PECO Energy Co.	4.150%	10/1/44	396	318
	PECO Energy Co.	3.700%	9/15/47	15,500	11,437
	PECO Energy Co.	3.900%	3/1/48	5,890	4,538
	PECO Energy Co.	3.050%	3/15/51	3,000	1,912
	PECO Energy Co.	4.600%	5/15/52	3,040	2,567
	PECO Energy Co.	4.375%	8/15/52	3,800	3,093
	Potomac Electric Power Co.	6.500%	11/15/37	1,160	1,240
	Potomac Electric Power Co.	7.900%	12/15/38	142	175
	PPL Electric Utilities Corp.	6.450%	8/15/37	10,200	10,461
	PPL Electric Utilities Corp.	6.250%	5/15/39	10,924	11,433
	PPL Electric Utilities Corp.	5.200%	7/15/41	1,183	1,093
	PPL Electric Utilities Corp.	3.950%	6/1/47	12,500	9,645
	PPL Electric Utilities Corp.	5.250%	5/15/53	2,210	2,068
	Public Service Co. of Colorado	6.250%	9/1/37	960	986
	Public Service Co. of Colorado	3.600%	9/15/42	20,555	15,082
	Public Service Co. of Colorado	4.300%	3/15/44	2,761	2,188
	Public Service Co. of Colorado	3.800%	6/15/47	2,260	1,633
	Public Service Co. of Colorado	4.050%	9/15/49	34,010	25,346
	Public Service Co. of Colorado	4.500%	6/1/52	5,660	4,519
	Public Service Co. of Colorado	5.750%	5/15/54	2,600	2,522
	Public Service Co. of New Hampshire	5.150%	1/15/53	1,050	967
	Public Service Electric and Gas Co.	3.600%	12/1/47	2,000	1,441
	Public Service Electric and Gas Co.	3.850%	5/1/49	2,890	2,185
	Public Service Electric and Gas Co.	3.200%	8/1/49	1,065	709
	Public Service Electric and Gas Co.	2.700%	5/1/50	19,725	11,966
	Public Service Electric and Gas Co.	3.000%	3/1/51	8,875	5,671
	Public Service Electric and Gas Co.	5.125%	3/15/53	2,420	2,225
	Public Service Electric and Gas Co.	5.450%	3/1/54	3,900	3,754
	Puget Sound Energy Inc.	6.274%	3/15/37	473	491
	Puget Sound Energy Inc.	5.757%	10/1/39	1,042	1,017

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Puget Sound Energy Inc.	5.795%	3/15/40	15,992	15,690
	Puget Sound Energy Inc.	4.300%	5/20/45	379	305
	Puget Sound Energy Inc.	4.223%	6/15/48	22,045	17,157
	Puget Sound Energy Inc.	3.250%	9/15/49	35,150	22,648
	Puget Sound Energy Inc.	2.893%	9/15/51	14,200	8,535
[3,6]	Rayburn Country Securitization LLC	3.025%	12/1/43	8,724	6,653
	San Diego Gas & Electric Co.	4.500%	8/15/40	2,000	1,729
	San Diego Gas & Electric Co.	3.750%	6/1/47	1,000	729
	San Diego Gas & Electric Co.	4.100%	6/15/49	2,081	1,592
	San Diego Gas & Electric Co.	2.950%	8/15/51	1,500	943
	San Diego Gas & Electric Co.	3.700%	3/15/52	21,475	15,128
	San Diego Gas & Electric Co.	5.550%	4/15/54	3,550	3,390
[5]	Severn Trent Utilities Finance plc	5.250%	4/4/36	100	120
	Southern California Edison Co.	5.950%	2/1/38	12,915	12,797
	Southern California Edison Co.	4.500%	9/1/40	14,228	11,964
	Southern California Edison Co.	4.050%	3/15/42	1,704	1,324
	Southern California Edison Co.	3.900%	3/15/43	21,775	16,531
	Southern California Edison Co.	4.650%	10/1/43	21,739	18,303
	Southern California Edison Co.	3.600%	2/1/45	3,837	2,727
	Southern California Edison Co.	4.000%	4/1/47	41,120	30,814
	Southern California Edison Co.	4.125%	3/1/48	40,632	30,952
	Southern California Edison Co.	4.875%	3/1/49	3,435	2,912
	Southern California Edison Co.	3.650%	2/1/50	12,650	8,793
	Southern California Edison Co.	2.950%	2/1/51	1,505	916
	Southern California Edison Co.	3.450%	2/1/52	23,965	15,962
	Southern California Edison Co.	5.450%	6/1/52	23,110	21,230
	Southern California Edison Co.	5.875%	12/1/53	16,812	16,375
	Southern California Edison Co.	5.750%	4/15/54	8,230	7,918
	Southern California Gas Co.	5.125%	11/15/40	1,870	1,727
	Southern California Gas Co.	4.125%	6/1/48	30,835	23,439
	Southern California Gas Co.	4.300%	1/15/49	15,075	11,799
	Southern California Gas Co.	5.750%	6/1/53	15,610	15,094
	Southern California Gas Co.	5.600%	4/1/54	11,695	11,113
	Southwestern Public Service Co.	4.500%	8/15/41	18,975	15,451
	Southwestern Public Service Co.	3.700%	8/15/47	20,540	14,057
	Southwestern Public Service Co.	3.150%	5/1/50	10,750	6,710
	Tampa Electric Co.	3.450%	3/15/51	2,000	1,316
	Tampa Electric Co.	5.000%	7/15/52	1,380	1,198
	Tucson Electric Power Co.	3.250%	5/1/51	20,000	12,786
	Tucson Electric Power Co.	5.500%	4/15/53	12,165	11,420
	Union Electric Co.	3.900%	9/15/42	4,326	3,400
	Union Electric Co.	4.000%	4/1/48	21,550	16,306
	Union Electric Co.	3.250%	10/1/49	2,025	1,335
	Union Electric Co.	3.900%	4/1/52	1,500	1,121
	Union Electric Co.	5.450%	3/15/53	2,210	2,075
	Union Electric Co.	5.250%	1/15/54	7,660	6,980
	Virginia Electric & Power Co.	5.700%	8/15/53	13,080	12,753
	Virginia Electric and Power Co.	6.000%	5/15/37	52,203	52,455
	Virginia Electric and Power Co.	6.350%	11/30/37	1,944	2,016
	Virginia Electric and Power Co.	8.875%	11/15/38	920	1,176
	Virginia Electric and Power Co.	4.450%	2/15/44	15,490	12,828
	Virginia Electric and Power Co.	4.200%	5/15/45	2,000	1,583
	Virginia Electric and Power Co.	4.000%	11/15/46	8,725	6,625
	Virginia Electric and Power Co.	3.800%	9/15/47	34,972	25,386
	Virginia Electric and Power Co.	4.600%	12/1/48	7,310	6,035
	Virginia Electric and Power Co.	3.300%	12/1/49	1,400	929
	Virginia Electric and Power Co.	2.450%	12/15/50	19,151	10,465
	Virginia Electric and Power Co.	2.950%	11/15/51	26,662	16,236

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia Electric and Power Co.	4.625%	5/15/52	20,570	16,937
	Virginia Electric and Power Co.	5.450%	4/1/53	16,222	15,160
	Virginia Electric and Power Co.	5.350%	1/15/54	2,790	2,585
	Wisconsin Public Service Corp.	3.300%	9/1/49	4,034	2,689
[5]	Yorkshire Water Finance plc	2.750%	4/18/41	500	399
					2,203,128
Total Corporate Bonds (Cost $14,581,797)					11,942,070
Floating Rate Loan Interests (0.0%)
[8]	American Airlines Inc. Term Loan, TSFR3M + 4.750% (Cost $3)	10.336%	4/20/28	3	3
Sovereign Bonds (1.6%)
[6]	CDP Financial Inc.	5.600%	11/25/39	1,500	1,522
[6]	Emirate of Abu Dhabi	5.500%	4/30/54	7,825	7,588
[7]	European Union	2.625%	2/4/48	14,200	13,385
[7]	European Union	3.000%	3/4/53	12,920	12,740
[6]	Kingdom of Saudi Arabia	5.000%	1/18/53	18,890	15,963
[6]	Kingdom of Saudi Arabia	5.750%	1/16/54	14,585	13,605
[6]	OMERS Finance Trust	4.000%	4/19/52	14,000	10,567
	Republic of Chile	3.100%	5/7/41	34,285	24,015
	Republic of Chile	3.500%	1/25/50	10,784	7,396
	Republic of Chile	3.500%	4/15/53	17,590	12,001
	Republic of Chile	5.330%	1/5/54	24,235	22,021
	Republic of Chile	3.100%	1/22/61	24,795	14,483
	Republic of Chile	3.250%	9/21/71	24,130	14,109
[3]	Republic of Panama	3.870%	7/23/60	7,712	4,240
	Republic of Panama	4.500%	1/19/63	1,330	812
	Republic of Poland	5.500%	3/18/54	20,945	19,690
	State of Israel	5.750%	3/12/54	45,535	41,056
	United Mexican States	4.400%	2/12/52	9,731	7,005
	United Mexican States	6.400%	5/7/54	1,173	1,106
Total Sovereign Bonds (Cost $291,666)					243,304
Taxable Municipal Bonds (8.6%)
	American Municipal Power Inc. Electric Power & Light Revenue	6.270%	2/15/50	39,426	40,498
	Bay Area Toll Authority Highway Revenue	6.918%	4/1/40	23,745	25,996
	Bay Area Toll Authority Highway Revenue	6.263%	4/1/49	13,365	13,951
	California GO	5.125%	3/1/38	2,300	2,234
	California GO	4.600%	4/1/38	21,195	19,637
	California GO	7.550%	4/1/39	6,500	7,640
	California GO	7.300%	10/1/39	21,336	24,142
	California GO	7.350%	11/1/39	1,000	1,137
	California GO	7.625%	3/1/40	3,770	4,413
	California GO	7.600%	11/1/40	60,685	71,681
	California GO	5.875%	10/1/41	12,060	12,316
	California GO	5.200%	3/1/43	13,435	12,756
	California Health Facilities Financing Authority Intergovernmental Agreement Revenue	4.353%	6/1/41	1,950	1,706
	California State Public Works Board Lease (Abatement) Revenue	8.361%	10/1/34	1,066	1,259
	California State University College & University Revenue	3.899%	11/1/47	1,620	1,295
	California State University College & University Revenue	2.975%	11/1/51	27,825	18,178
	California State University College & University Revenue	2.719%	11/1/52	10,925	6,990

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	43,828	47,781
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	9,082	9,901
	Commonwealth Financing Authority Appropriations Revenue	4.144%	6/1/38	17,060	15,209
	Commonwealth Financing Authority Appropriations Revenue (Plancon Program)	3.864%	6/1/38	19,285	16,900
	Commonwealth of Massachusetts GO	5.456%	12/1/39	1,265	1,247
	Commonwealth of Massachusetts GO	2.900%	9/1/49	6,540	4,374
	Dallas Area Rapid Transit Sales Tax Revenue	5.999%	12/1/44	189	194
	Dallas Area Rapid Transit Sales Tax Revenue	2.613%	12/1/48	25,470	16,720
	Dallas County Hospital District GO	5.621%	8/15/44	1,100	1,077
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	2.843%	11/1/46	16,740	11,640
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.087%	11/1/51	2,160	1,747
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.507%	11/1/51	6,905	5,976
	District of Columbia Water & Sewer Authority Water Revenue	4.814%	10/1/14	1,944	1,661
	Duke University College & University Revenue	5.850%	4/1/37	29,490	30,588
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/57	890	954
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.655%	4/1/57	320	346
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.214%	6/1/50	26,160	18,839
	Grand Parkway Transportation Corp. Highway Revenue	5.184%	10/1/42	1,420	1,376
	Grand Parkway Transportation Corp. Highway Revenue	3.236%	10/1/52	2,690	1,859
	Houston TX GO	3.961%	3/1/47	1,500	1,233
	Kansas Development Finance Authority Appropriations Revenue	4.727%	4/15/37	2,417	2,292
	Kansas Development Finance Authority Appropriations Revenue	4.927%	4/15/45	20,480	18,912
[9]	Kansas Development Finance Authority Appropriations Revenue	2.774%	5/1/51	14,225	9,377
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	15,020	15,028
	Los Angeles Department of Water & Power Electric Power & Light Revenue	6.574%	7/1/45	1,500	1,621
	Los Angeles Department of Water & Power Water Revenue	6.603%	7/1/50	1,849	2,036
	Los Angeles Department of Water & Power Water System Water Revenue	6.008%	7/1/39	1,136	1,164
[3]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.198%	12/1/39	2,300	2,240
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.052%	7/1/40	1,165	845
	Massachusetts Water Resources Authority Water Revenue	2.823%	8/1/41	16,390	12,336
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	6.089%	11/15/40	3,833	3,926
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	7.336%	11/15/39	52,780	60,574
	Metropolitan Transportation Authority Transit Revenue	5.871%	11/15/39	210	207

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Metropolitan Transportation Authority Transit Revenue	6.814%	11/15/40	750	799
Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/49	1,405	1,405
Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/49	120	104
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.384%	12/1/40	3,230	2,526
Michigan Strategic Fund Lease (Appropriation) Revenue	3.225%	9/1/47	8,310	6,056
New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/40	3,607	4,131
New Jersey Turnpike Authority Highway Revenue	7.102%	1/1/41	40,361	45,042
New York City Municipal Water Finance Authority Water Revenue	5.724%	6/15/42	12,711	12,533
New York City Municipal Water Finance Authority Water Revenue	5.952%	6/15/42	18,114	18,336
New York City Municipal Water Finance Authority Water Revenue	6.011%	6/15/42	6,843	6,970
New York City Municipal Water Finance Authority Water Revenue	5.440%	6/15/43	1,200	1,140
New York City Municipal Water Finance Authority Water Revenue	5.882%	6/15/44	27,580	27,623
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.508%	8/1/37	2,859	2,804
New York NY GO	5.590%	3/1/35	947	943
New York NY GO	6.271%	12/1/37	550	575
New York NY GO	5.263%	10/1/52	10,670	10,545
New York NY GO	5.828%	10/1/53	22,280	23,705
New York State Dormitory Authority Income Tax Revenue	5.628%	3/15/39	15,919	15,776
New York State Dormitory Authority Income Tax Revenue	5.600%	3/15/40	189	186
North Texas Tollway Authority Highway Revenue	6.718%	1/1/49	22,942	25,785
Ohio State University College & University Revenue	4.910%	6/1/40	13,800	12,979
Ohio State University College & University Revenue	4.800%	6/1/11	17,638	14,926
Pennsylvania State University College & University Revenue	2.790%	9/1/43	1,000	700
Permanent University Fund - Texas A&M University System College & University Revenue	3.100%	7/1/49	565	401
Permanent University Fund - University of Texas System College & University Revenue	5.262%	7/1/39	11,500	11,188
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.647%	11/1/40	15,253	15,712
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.647%	11/1/40	10,176	10,492
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.926%	10/1/51	25,005	22,954
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.072%	7/15/53	5,730	5,454
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/62	46,790	39,904
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.287%	8/1/69	32,798	21,202
Rutgers State University of New Jersey College & University Revenue	3.915%	5/1/19	44,030	29,631
Sacramento Municipal Utility District Electric Power & Light Revenue	6.156%	5/15/36	857	890
Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	3.238%	1/1/42	25,400	19,603

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sales Tax Securitization Corp. Sales Tax Revenue	4.637%	1/1/40	14,900	13,728
	Sales Tax Securitization Corp. Sales Tax Revenue	3.587%	1/1/43	36,460	29,547
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.985%	2/1/39	10,450	10,635
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.808%	2/1/41	1,000	994
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.427%	2/1/42	1,326	1,215
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.594%	7/1/43	717	686
	San Francisco CA Public Utilities Commission Water Revenue	6.950%	11/1/50	1,326	1,471
[10]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	3.492%	1/15/50	3,975	2,903
	Texas GO	5.517%	4/1/39	3,500	3,509
[3]	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.169%	4/1/41	3,450	3,363
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	3.922%	12/31/49	4,150	3,265
	Texas Transportation Commission GO	2.472%	10/1/44	8,625	5,696
	University of California College & University Revenue	3.931%	5/15/45	17,840	15,884
	University of California College & University Revenue	4.858%	5/15/12	32,223	27,498
	University of California College & University Revenue	4.767%	5/15/15	12,000	10,048
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/48	8,918	9,589
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/49	852	919
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/50	32,500	21,249
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.563%	5/15/53	9,765	8,409
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.706%	5/15/20	790	501
	University of Michigan College & University Revenue	2.437%	4/1/40	1,500	1,055
	University of Michigan College & University Revenue	3.599%	4/1/47	26,363	21,334
	University of Michigan College & University Revenue	3.504%	4/1/52	19,835	14,711
	University of Michigan College & University Revenue	3.504%	4/1/52	14,898	11,050
	University of Minnesota College & University Revenue	4.048%	4/1/52	21,515	17,568
	University of Texas System Regents College & University Revenue	4.794%	8/15/46	8,915	8,300
	University of Virginia College & University Revenue	2.256%	9/1/50	17,580	9,993
	University of Virginia College & University Revenue	2.584%	11/1/51	2,025	1,230
	University of Virginia College & University Revenue	3.227%	9/1/19	35,640	20,467
	Wisconsin Appropriations Revenue	3.954%	5/1/36	3,364	3,022
Total Taxable Municipal Bonds (Cost $1,456,142)					1,278,868

			Coupon		Shares	Market Value ($000)
Temporary Cash Investments (2.6%)
Money Market Fund (0.6%)
[11]	Vanguard Market Liquidity Fund		5.394%		849,144	84,906
				Maturity Date	Face Amount ($000)
Repurchase Agreements (2.0%)
	Bank of America Securities LLC (Dated 4/30/24, Repurchase Value $39,806,000, collateralized by Fannie Mae 2.125%–3.910%, 4/24/26–3/1/50, Ginnie Mae 6.052%, 8/20/72, and U.S. Treasury Note/Bond 0.875%, 6/30/26, with a value of $40,596,000)		5.320%	5/1/24	39,800	39,800
	Barclays Capital Inc. (Dated 4/30/24, Repurchase Value $60,509,000, collateralized by U.S. Treasury Note/Bond 1.250%, 6/30/28, with a value of $61,710,000)		5.300%	5/1/24	60,500	60,500
	Citigroup Global Markets Inc. (Dated 4/30/24, Repurchase Value $61,409,000, collateralized by U.S. Treasury Note/Bond 2.000%, 5/31/24, with a value of $62,628,000)		5.310%	5/1/24	61,400	61,400
	JP Morgan Securities LLC (Dated 4/30/24, Repurchase Value $12,002,000, collateralized by U.S. Treasury Bill 0.000%, 6/13/24, with a value of $12,240,000)		5.310%	5/1/24	12,000	12,000
	RBC Capital Markets LLC (Dated 4/30/24, Repurchase Value $68,110,000, collateralized by Freddie Mac 7.000%, 12/1/53, U.S. Treasury Bill 0.000%, 10/17/24, and U.S. Treasury Note/Bond 4.375%, 8/31/28, with a value of $69,462,000)		5.300%	5/1/24	68,100	68,100
	Wells Fargo & Co. (Dated 4/30/24, Repurchase Value $55,708,000, collateralized by Federal Home Loan Bank 0.000%, 5/13/24, with a value of $56,814,000)		5.320%	5/1/24	55,700	55,700
						297,500
Total Temporary Cash Investments (Cost $382,403)						382,406
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
	10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.548% Annually	NGFP	6/26/24	3.548%	8,350	5
	2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.750% Annually	BANA	5/22/24	3.750%	14,200	—
	2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.750% Annually	BANA	5/22/24	3.750%	14,400	—
	2-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.350% Annually	BANA	5/22/24	4.350%	14,200	2

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.350% Annually	BANA	5/22/24	4.350%	14,400	2
					9
Put Swaptions
10-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.353% Annually	NGFP	6/26/24	4.353%	12,525	141
5-Year CDX-NA-IG-S41-V1, Credit Protection Purchased, Pays 1.000% Quarterly	BANA	5/15/24	0.575%	60,200	3
5-Year CDX-NA-IG-S42-V1, Credit Protection Purchased, Pays 1.000% Quarterly	GSI	7/17/24	0.550%	59,170	118
5-Year CDX-NA-IG-S42-V1, Credit Protection Purchased, Pays 1.000% Quarterly	JPMC	7/17/24	0.550%	57,970	115
					377
Total Options Purchased (Cost $397)					386
Total Investments (98.9%) (Cost $17,689,359)					14,743,200
Other Assets and Liabilities—Net (1.1%)					169,959
Net Assets (100%)					14,913,159
Cost is in $000.
1	Securities with a value of $11,336,000 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $30,359,000 have been segregated as initial margin for open centrally cleared swap contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Face amount denominated in British pounds.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, the aggregate value was $647,477,000, representing 4.3% of net assets.
7	Face amount denominated in euro.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
10	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BANA—Bank of America, N.A.
DAC—Designated Activity Company.
GO—General Obligation Bond.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
NGFP—Nomura Global Financial Products Inc.
SOFR—Secured Overnight Financing Rate.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Call Swaptions
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.950% Annually	BANA	5/22/24	3.950%	14,200	—
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.950% Annually	BANA	5/22/24	3.950%	14,400	—
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.150% Annually	BANA	5/22/24	4.150%	14,200	(1)
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.150% Annually	BANA	5/22/24	4.150%	14,400	(1)
					(2)

Put Swaptions
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.103% Annually	NGFP	6/26/24	4.103%	12,525	(283)
5-Year CDX-NA-IG-S42-V1, Credit Protection Sold, Receives 1.000% Quarterly	GSI	7/17/24	0.750%	59,180	(30)
					(313)
Total Options Written (Premiums Received $70)					(315)
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
NGFP—Nomura Global Financial Products Inc.
SOFR—Secured Overnight Financing Rate.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2024	143	28,980	(32)
5-Year U.S. Treasury Note	June 2024	46	4,818	(15)
10-Year U.S. Treasury Note	June 2024	21	2,256	(50)
Long U.S. Treasury Bond	June 2024	142	16,161	(690)
Ultra 10-Year U.S. Treasury Note	June 2024	3,990	439,773	(9,987)
Ultra Long U.S. Treasury Bond	June 2024	438	52,368	(2,805)
				(13,579)

Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
2-Year U.S. Treasury Note	June 2024	(33)	(6,688)	35
10-Year U.S. Treasury Note	June 2024	(585)	(62,851)	1,118
10-Year Japanese Government Bond	June 2024	(23)	(21,073)	166
Euro-Bobl	June 2024	(14)	(1,740)	26
Euro-Bund	June 2024	(57)	(7,913)	132
Euro-Buxl	June 2024	(186)	(25,591)	861
Euro-Schatz	June 2024	(1)	(112)	1
Long Gilt	June 2024	(28)	(3,351)	52
Long U.S. Treasury Bond	June 2024	(755)	(85,928)	2,852
Ultra Long U.S. Treasury Bond	June 2024	(891)	(106,530)	7,578
				12,821
				(758)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
State Street Bank & Trust Co.	6/6/24	EUR	549	USD	590	—	(2)
BNP Paribas	6/6/24	EUR	155	USD	166	—	—
BNP Paribas	6/6/24	JPY	13,571	USD	87	—	(1)
Bank of America, N.A.	6/6/24	JPY	7,316	USD	48	—	(1)
Barclays Bank plc	6/6/24	USD	164	AUD	254	—	—
State Street Bank & Trust Co.	6/6/24	USD	37,030	EUR	34,664	—	(19)
Bank of Montreal	6/6/24	USD	454	EUR	424	1	—
State Street Bank & Trust Co.	6/6/24	USD	322	EUR	300	2	—
BNP Paribas	6/6/24	USD	284	EUR	264	1	—
JPMorgan Chase Bank, N.A.	6/6/24	USD	2,325	GBP	1,876	—	(20)
Royal Bank of Canada	6/6/24	USD	256	GBP	206	—	(1)
						4	(44)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.
At April 30, 2024, the counterparties had deposited in segregated accounts securities with a value of $39,000 in connection with open forward currency contracts.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S42-V1	6/21/29	USD	1,176,700	1.000	26,220	(139)
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
E. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
F. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
G. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
H. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
I.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	858,912	—	858,912
Asset-Backed/Commercial Mortgage-Backed Securities	—	37,251	—	37,251
Corporate Bonds	—	11,942,070	—	11,942,070
Floating Rate Loan Interests	—	3	—	3
Sovereign Bonds	—	243,304	—	243,304
Taxable Municipal Bonds	—	1,278,868	—	1,278,868
Temporary Cash Investments	84,906	297,500	—	382,406
Options Purchased	—	386	—	386
Total	84,906	14,658,294	—	14,743,200
Derivative Financial Instruments
Assets
Futures Contracts[1]	12,821	—	—	12,821
Forward Currency Contracts	—	4	—	4
Total	12,821	4	—	12,825
Liabilities
Options Written	—	315	—	315
Futures Contracts[1]	13,579	—	—	13,579
Forward Currency Contracts	—	44	—	44
Swap Contracts	139[1]	—	—	139
Total	13,718	359	—	14,077
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.